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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08553

Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 5 of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Precious Metals Fund, for the year ended April 30, 2005. These 5 series have a October 31, 2005 fiscal year end.

Date of reporting period: April 30, 2005

Item 1 - Reports to Stockholders.

Evergreen

EMERGING MARKETS GROWTH FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Emerging Markets Growth Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

1

LETTER TO SHAREHOLDERS continued

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning. Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn’t always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Liu-Er Chen, CFA
International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The foreign stock style box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

6-month return with sales charge	4.86%	5.81%	9.83%	N/A

6-month return w/o sales charge	11.27%	10.81%	10.83%	11.34%

Average annual return*

1-year with sales charge	10.83%	11.73%	15.76%	N/A

1-year w/o sales charge	17.62%	16.73%	16.76%	17.92%

5-year	3.97%	4.15%	4.45%	5.52%

10-year	6.25%	6.09%	6.10%	7.20%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM) and the Consumer Price Index (CPI).

The MSCI EM is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,112.70	$10.11
Class B	$ 1,000.00	$ 1,108.11	$13.75
Class C	$ 1,000.00	$ 1,108.29	$13.75
Class I	$ 1,000.00	$ 1,113.37	$ 8.54
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.22	$ 9.64
Class B	$ 1,000.00	$ 1,011.75	$ 13.12
Class C	$ 1,000.00	$ 1,011.75	$ 13.12
Class I	$ 1,000.00	$ 1,016.71	$ 8.15

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.93% for Class A, 2.63% for Class B, 2.63% for Class C and 1.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$12.60	$ 11.14	$ 7.51	$6.72	$ 8.56	$ 9.32

Income from investment operations
Net investment income (loss)	0.05	0.01[1]	0.05[1]	0.01[1]	(0.02)[1]	(0.06)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.37	1.58	3.58	0.78[2]	(1.82)	(0.70)

Total from investment operations	1.42	1.59	3.63	0.79	(1.84)	(0.76)

Distributions to shareholders from
Net investment income	0	(0.13)	0	0	0	0

Net asset value, end of period	$14.02	$ 12.60	$ 11.14	$7.51	$ 6.72	$ 8.56

Total return[3]	11.27%	14.39%	48.34%	11.76%	(21.50%)	(8.15%)

Ratios and supplemental data
Net assets, end of period (thousands)	$29,057	$29,040	$28,708	$19,302	$3,949	$6,331
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.93%[4]	2.07%	1.83%	1.79%	2.35%	2.18%
Expenses excluding waivers/reimbursements
and expense reductions	2.02%[4]	2.12%	2.23%	2.29%	2.35%	2.18%
Net investment income (loss)	0.80%[4]	0.07%	0.55%	0.14%	(0.26%)	(0.58%)
Portfolio turnover rate	42%	61%	87%	89%	45%	57%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$11.84	$10.48	$ 7.11	$6.41	$ 8.22	$ 9.01

Income from investment operations
Net investment income (loss)	0.01[1]	(0.07)[1]	(0.02)[1]	(0.05)[1]	(0.07)[1]	(0.14)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.27	1.50	3.39	0.75[2]	(1.74)	(0.65)

Total from investment operations	1.28	1.43	3.37	0.70	(1.81)	(0.79)

Distributions to shareholders from
Net investment income	0	(0.07)	0	0	0	0

Net asset value, end of period	$13.12	$11.84	$10.48	$7.11	$ 6.41	$ 8.22

Total return[3]	10.81%	13.66%	47.40%	10.92%	(22.02%)	(8.77%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,759	$5,071	$4,889	$3,616	$1,690	$2,379
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	2.63%[4]	2.77%	2.55%	2.63%	3.10%	2.93%
Expenses excluding waivers/reimbursements
and expense reductions	2.72%[4]	2.82%	2.95%	3.03%	3.10%	2.93%
Net investment income (loss)	0.18%[4]	(0.62%)	(0.19%)	(0.64%)	(0.98%)	(1.32%)
Portfolio turnover rate	42%	61%	87%	89%	45%	57%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$11.82	$10.48	$ 7.11	$6.42	$ 8.23	$9.02

Income from investment operations
Net investment income (loss)	0.01[1]	(0.07)[1]	(0.03)[1]	(0.04)[1]	(0.07)[1]	(0.14)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.27	1.49	3.40	0.73[2]	(1.74)	(0.65)

Total from investment operations	1.28	1.42	3.37	0.69	(1.81)	(0.79)

Distributions to shareholders from
Net investment income	0	(0.08)	0	0	0	0

Net asset value, end of period	$13.10	$11.82	$10.48	$7.11	$ 6.42	$8.23

Total return[3]	10.83%	13.66%	47.40%	10.75%	(21.99%)	(8.76%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,812	$7,860	$5,849	$2,950	$ 527	$ 578
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	2.63%[4]	2.77%	2.58%	2.57%	3.10%	2.93%
Expenses excluding waivers/reimbursements
and expense reductions	2.72%[4]	2.82%	2.95%	3.04%	3.10%	2.93%
Net investment income (loss)	0.10%[4]	(0.61%)	(0.32%)	(0.54%)	(0.96%)	(1.30%)
Portfolio turnover rate	42%	61%	87%	89%	45%	57%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$12.90	$ 11.39	$ 7.66	$6.83	$ 8.67	$ 9.41

Income from investment operations
Net investment income (loss)	0.08	0.05[2]	0.08[2]	0.03[2]	0[2]	(0.04)[2]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.38	1.62	3.65	0.80[3]	(1.84)	(0.70)

Total from investment operations	1.46	1.67	3.73	0.83	(1.84)	(0.74)

Distributions to shareholders from
Net investment income	(0.01)	(0.16)	0	0	0	0

Net asset value, end of period	$14.35	$ 12.90	$ 11.39	$7.66	$ 6.83	$ 8.67

Total return	11.34%	14.80%	48.69%	12.15%	(21.22%)	(7.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$259,402	$219,548	$170,243	$136,714	$34,178	$47,992
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.63%[4]	1.76%	1.54%	1.55%	2.10%	1.94%
Expenses excluding waivers/reimbursements
and expense reductions	1.72%[4]	1.82%	1.94%	2.05%	2.10%	1.94%
Net investment income (loss)	1.20%[4]	0.37%	0.88%	0.34%	0.02%	(0.36%)
Portfolio turnover rate	42%	61%	87%	89%	45%	57%

1 Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS 92.8%
CONSUMER DISCRETIONARY 5.7%
Hotels, Restaurants & Leisure 2.3%
eLong, Inc., ADR *	Cayman Islands	30,000	$260,700
Genting Bhd.	Malaysia	300,000	1,454,253
Hong Kong & Shanghai Hotels, Ltd.	Hong Kong	1,752,500	1,668,398
Indian Hotels Co., Ltd., GDR	India	142,600	2,146,690
Orbis SA	Poland	110,000	790,597
Star Cruises, Ltd. *	Bermuda	2,600,000	772,020

			7,092,658

Household Durables 2.0%
Consorcio ARA SA de CV *	Mexico	500,000	1,541,661
LG Electronics, Inc.	South Korea	65,000	4,367,225

			5,908,886

Media 0.7%
Grupo Televisa SA de CV, ADR	Mexico	25,000	1,404,500
TV Azteca SA de CV, ADR	Mexico	80,000	639,200

			2,043,700

Specialty Retail 0.7%
Edgars Consolidated Stores, Ltd.	South Africa	15,000	621,378
JD Group, Ltd.	South Africa	120,000	1,235,242
SiamMakro, Ltd.	Thailand	166,400	231,990

			2,088,610

CONSUMER STAPLES 7.0%
Beverages 1.8%
Coca-Cola Femsa SA de CV, ADR	Mexico	80,000	1,826,400
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	70,000	3,573,500

			5,399,900

Food & Staples Retailing 2.2%
C.P. Seven Eleven Public Co., Ltd.	Thailand	2,246,200	1,693,902
Companhia Brasileira de Distribuicao SA, ADR	Brazil	60,000	1,206,000
President Chain Store Corp.	Taiwan	735,540	1,357,833
Shoprite Holdings, Ltd.	South Africa	300,000	691,965
Wal-Mart De Mexico SA de CV	Mexico	406,588	1,506,944

			6,456,644

Food Products 1.6%
Charoen Pokphand Foods Public Co., Ltd.	Thailand	7,360,000	813,425
CJ Corp.	South Korea	16,740	1,197,121
Uni-President Enterprises Corp.	Taiwan	6,000,000	2,718,850

			4,729,396

Household Products 0.9%
LG Household & Health Care, Ltd.	South Korea	50,000	1,649,943
PT Unilever Indonesia Tbk.	Indonesia	3,000,000	1,180,392

			2,830,335

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.5%
Amorepacific Corp.	South Korea	6,500	$1,610,673

ENERGY 12.3%
Energy Equipment & Services 0.2%
China Oilfield Services, Ltd.	China	2,000,000	676,549

Oil, Gas & Consumable Fuels 12.1%
China Petroleum & Chemical Corp.	China	3,500,000	1,382,251
China Petroleum & Chemical Corp., ADR	China	40,500	1,587,195
CNOOC, Ltd., ADR	Hong Kong	30,000	1,614,600
Hindustan Petroleum Corp., Ltd.	India	275,000	1,915,639
Mol Magyar Olaj-es Gazipari, GDR	Hungary	25,000	2,052,500
OAO Gazprom, ADR	Russia	37,595	1,268,947
OAO LUKOIL Holding, ADR *	Russia	45,000	6,098,348
OAO Surgutneftegaz, ADR	Russia	20,000	699,000
OAO YUKOS Oil Co., ADR *	Russia	50,000	127,000
Oil & Natural Gas Corp., Ltd.	India	75,000	1,400,321
Petrobras Energia Participaciones SA *	Argentina	900,000	1,030,339
PetroChina Co., Ltd., ADR	China	27,500	1,642,025
Petroleo Brasileiro SA, ADR	Brazil	126,063	5,285,822
PT Medco Energi International Tbk.	Indonesia	2,579,500	696,617
PTT Exploration & Production Public Co., Ltd.	Thailand	250,000	2,205,323
PTT Public Co., Ltd.	Thailand	225,000	1,140,684
Reliance Industries, Ltd.	India	200,000	2,428,866
Reliance Industries, Ltd., GDR 144A	India	48,400	1,195,480
SK Corp.	South Korea	50,000	2,800,404

			36,571,361

FINANCIALS 17.0%
Capital Markets 0.5%
Samsung Securities Co., Ltd. *	South Korea	65,584	1,573,567

Commercial Banks 12.8%
ABSA Group, Ltd.	South Africa	100,000	1,280,711
Akbank T.A.S.	Turkey	249,999	1,201,457
Banco Bradesco SA, ADR	Brazil	117,552	3,632,357
Banco Itau Holding Financeira SA, ADR	Brazil	20,000	1,711,000
BANCOLOMBIA SA, ADR	Colombia	20,000	295,400
Bank Hapoalim, Ltd.	Israel	400,000	1,375,233
Bank Leumi Le-Israel BM	Israel	500,000	1,413,754
Bank of the Philippine Islands	Philippines	600,000	533,155
Bank Pekao SA	Poland	20,068	790,180
Chinatrust Financial Holding Co., Ltd.	Taiwan	858	986
CorpBanca SA, ADR	Chile	25,000	640,250
Credicorp, Ltd.	Bermuda	86,200	1,495,570
Equitable PCI Bank, Inc.	Philippines	37,000	32,286
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	171,059	1,104,355

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Grupo Financiero Galicia SA, ADR *	Argentina	100,000	$737,000
Hana Bank	South Korea	50,000	1,263,240
HDFC Bank, Ltd., ADR	India	20,000	868,200
Komercni Banka AS	Czech Republic	4,000	505,654
Kookmin Bank	South Korea	60,687	2,574,095
Malayan Banking Bhd.	Malaysia	397,500	1,217,576
Metropolitan Bank & Trust Co.	Philippines	1,322,700	771,224
Nedcor, Ltd.	South Africa	134,295	1,662,759
PT Bank Mandiri (Persero) Tbk.	Indonesia	16,072,000	2,696,758
PT Bank Pan Indonesia Tbk.	Indonesia	18,226,800	888,969
Public Bank Bhd.	Malaysia	406,250	727,547
Raiffeisen International Bank *	Austria	9,800	504,367
Sberbank RF	Russia	1,920	1,255,955
Siam Commercial Bank Public Co., Ltd.	Thailand	1,500,000	1,796,578
SinoPac Holdings Co., Ltd.	Taiwan	2,240,314	1,218,774
Standard Bank Group, Ltd.	South Africa	225,177	2,262,804
Turkiye Garanti Bankasi AS *	Turkey	291,957	1,039,332
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	35,000	1,161,650

			38,659,176

Diversified Financial Services 0.3%
Ayala Corp.	Philippines	3,121,920	398,699
Haci Omer Sabanci Holding AS	Turkey	204,220	594,793

			993,492

Insurance 2.8%
Cathay Financial Holding Co., Ltd.	Taiwan	546,000	992,904
Cathay Financial Holding Co., Ltd., GDR	Taiwan	80,000	1,438,400
Old Mutual plc	United Kingdom	1,300,000	3,134,634
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	13,222	904,333
Sanlam, Ltd.	South Africa	1,000,000	1,894,833

			8,365,104

Real Estate 0.6%
Henderson China Holdings, Ltd.	Hong Kong	1,500,000	954,610
New World China Land, Ltd. *	Hong Kong	2,500,000	893,536

			1,848,146

HEALTH CARE 1.4%
Pharmaceuticals 1.4%
Dr. Reddy’s Laboratories, Ltd., ADR	India	70,000	1,061,200
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	3,124,000

			4,185,200

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.7%
Airlines 1.0%
Air China, Ltd. *	China	4,000,000	$1,430,589
EVA Airways Corp.	Taiwan	3,294,550	1,539,538

			2,970,127

Construction & Engineering 0.2%
Taeyoung Corp.	South Korea	12,000	453,960

Industrial Conglomerates 3.6%
Barloworld, Ltd.	South Africa	40,000	606,352
Far Eastern Textile, Ltd.	Taiwan	5,500,000	3,755,421
GS Holdings Corp.	South Korea	150,000	3,582,482
Guangdong Investments, Ltd.	Hong Kong	6,000,000	1,606,162
Sime Darby Bhd.	Malaysia	800,000	1,243,634

			10,794,051

Machinery 0.5%
Hyundai Heavy Industries Co., Ltd.	South Korea	20,000	1,023,590
Tata Motors, Ltd.	India	64,000	607,160

			1,630,750

Marine 0.6%
Malaysia International Shipping Corp. Bhd.	Malaysia	400,000	1,877,711

Transportation Infrastructure 0.8%
Jiangsu Expressway Co., Ltd.	China	3,500,000	1,612,668
Sichuan Expressway Co., Ltd.	Hong Kong	6,500,000	852,508

			2,465,176

INFORMATION TECHNOLOGY 12.3%
Computers & Peripherals 2.0%
Asustek Computer, Inc.	Taiwan	758,000	2,040,611
Benq Corp.	Taiwan	1,674,000	1,641,410
Quanta Computer, Inc.	Taiwan	1,390,619	2,333,088

			6,015,109

Electronic Equipment & Instruments 1.8%
AU Optronics Corp., ADR	Taiwan	75,000	1,216,500
Delta Electronics, Inc.	Taiwan	900,000	1,445,416
Hon Hai Precision Industry Co., Ltd.	Taiwan	259,000	1,238,929
Samsung SDI Co., Ltd.	South Korea	15,000	1,475,169

			5,376,014

Internet Software & Services 0.3%
Webzen, Inc., ADR	South Korea	160,000	811,200

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 7.8%
Advanced Semiconductor Engineering, Inc., ADR *	Taiwan	105,740	$347,885
ASE Test, Ltd. *	Singapore	290,000	1,386,200
Samsung Electronics Co., Ltd.	South Korea	28,550	13,098,628
Semiconductor Manufacturing International Corp., ADR *	Cayman Islands	180,000	1,722,600
Siliconware Precision Industries Co., Ltd.	Taiwan	22	19
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	968,388	1,618,415
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	200,000	1,722,000
United Microelectronics Corp. *	Taiwan	3,199,690	1,900,272
United Microelectronics Corp., ADR *	Taiwan	341,394	1,109,530
VIA Technologies, Inc. *	Taiwan	1,482,000	763,582

			23,669,131

Software 0.4%
Beijing Beida Jade Bird Universal Sci-Tech Co., Ltd.	China	990,000	54,736
Gamania Digital Entertainment Co., Ltd. *	Taiwan	1,965,000	824,295
Ninetowns Digital World Trade Holdings, Ltd. ADR *	Cayman Islands	50,000	430,100

			1,309,131

MATERIALS 10.9%
Chemicals 0.3%
LG Chemical, Ltd.	South Korea	25,000	952,852

Construction Materials 0.6%
Gujarat Ambuja Cements, Ltd.	India	100,000	968,281
Lafarge Malayan Cement Bhd.	Malaysia	1,000,000	186,652
PT Semen Gresik (Persero) Tbk.	Indonesia	412,500	686,062

			1,840,995

Metals & Mining 9.6%
Anglo American Platinum Corp.	South Africa	20,405	806,787
Anglo American plc	United Kingdom	56,260	1,241,965
Anglo American plc, ADR	United Kingdom	160,000	3,571,200
AngloGold, Ltd., ADR	South Africa	70,000	2,224,600
Companhia Vale do Rio Doce, ADR	Brazil	77,500	2,088,625
Compania de Minas Buenaventura SA, ADR	Peru	90,000	1,921,500
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	20,000	693,200
Gold Fields, Ltd., ADR	South Africa	150,000	1,492,500
Grupo Mexico SA de CV *	Mexico	250,000	1,171,617
Harmony Gold Mining Co., Ltd., ADR	South Africa	90,000	564,300
Hindalco Industries, Ltd.	India	60,000	1,638,687
Impala Platinum Holdings, Ltd.	South Africa	20,000	1,664,080
Jiangxi Copper Co., Ltd	China	1,600,000	775,987
JSC MMC Norilsk Nickel, ADR	Russia	30,000	1,665,000
POSCO	South Korea	20,000	3,624,161
POSCO, ADR	South Korea	31,000	1,411,430
Steel Authority of India, Ltd.	India	850,000	1,036,705
Tata Iron & Steel Co., Ltd.	India	150,000	1,176,110

			28,768,454

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.4%
Aracruz Celulose SA, ADR	Brazil	20,000	$614,000
Votorantim Celulose e Papel SA, ADR	Brazil	60,000	659,400

			1,273,400

TELECOMMUNICATION SERVICES 14.1%
Diversified Telecommunication Services 6.2%
Cesky Telecom AS	Czech Republic	37,008	691,919
China Telecom Corp., Ltd., ADR	China	40,000	1,367,200
Compania Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	60,000	1,148,400
KT Corp.	South Korea	129,530	4,944,552
Mahanagar Telephone Nigam, Ltd., ADR	India	90,963	560,332
PT Indosat Tbk., ADR	Indonesia	50,000	1,126,500
Telefonica Data Argentina SA * (h) +	Argentina	2,300	0
Telefonica de Argentina SA, ADR *	Argentina	76,400	668,049
Telefonos de Mexico SA de CV, ADR	Mexico	95,648	3,242,467
Telekom Malaysia Bhd.	Malaysia	423,000	1,076,665
Telekomunikacja Polska SA	Poland	218,854	1,214,349
Telkom SA, Ltd.	South Africa	150,000	2,615,938

			18,656,371

Wireless Telecommunication Services 7.9%
Advanced Info Service Public Co., Ltd.	Thailand	390,000	949,050
America Movil SA de CV, Ser. L, ADR	Mexico	90,000	4,468,500
China Mobile (Hong Kong), Ltd.	Hong Kong	600,000	2,094,634
China Unicom, Ltd., ADR	Hong Kong	275,000	2,227,500
KT Freetel Co., Ltd.	South Korea	51,000	1,173,184
MTN Group, Ltd.	South Africa	600,000	4,264,384
SK Telecom Co., Ltd.	South Korea	22,000	3,615,532
SK Telecom Co., Ltd., ADR	South Korea	39,200	762,832
Telefonica Moviles Argentina SA * (h) +	Argentina	12,020	0
Telemig Celular Participacoes SA, ADR	Brazil	45,000	1,480,500
Tim Participacoes SA	Brazil	487,400,000	709,226
Tim Participacoes SA, ADR	Brazil	62,750	941,250
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	80,000	1,244,800

			23,931,392

UTILITIES 5.4%
Electric Utilities 4.6%
CEZ AS	Czech Republic	100,000	1,707,969
Companhia Energetica de Minas Gerais	Brazil	45,037	1,246,624
Companhia Paranaense de Energia, ADR	Brazil	250,000	1,302,500
Korea Electric Power Corp.	South Korea	200,000	5,809,564
Tata Power Co., Ltd.	India	142,000	1,133,562
Tenaga Nasional Bhd.	Malaysia	374,000	1,044,221
Zhejiang Southeast Electric Power Co., Ltd.	China	2,999,913	1,611,883

			13,856,323

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.4%
GAIL (India), Ltd.	India	280,000	$1,316,748

Multi-Utilities 0.1%
YTL Corp. Bhd.	Malaysia	206,720	291,952

Water Utilities 0.3%
Companhia de Saneamento Basico do Estado de
Sao Paulo, ADR	Brazil	65,000	845,000

Total Common Stocks (cost $225,121,760)			280,139,244

PREFERRED STOCKS 5.2%
CONSUMER STAPLES 0.4%
Food Products 0.4%
Sadia SA	Brazil	800,000	1,277,976

ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
OAO Surgutneftegaz	Russia	4,000,000	2,250,000
OAO Transneft	Russia	1,500	1,200,354
Petroleo Brasileiro SA, ADR	Brazil	33,277	1,222,930

			4,673,284

FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Itau Holding Financeira SA	Brazil	9,600	1,677,817

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	South Korea	5,500	1,660,612

MATERIALS 1.3%
Metals & Mining 1.3%
Caemi Mineracao e Metalurgia SA	Brazil	1,200,000	915,777
Companhia Vale do Rio Doce, ADR	Brazil	106,908	2,480,266
Gerdau SA	Brazil	65,475	643,358

			4,039,401

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Telemar Norte Leste SA	Brazil	79,981	1,754,901

UTILITIES 0.3%
Electric Utilities 0.3%
Eletrobas SA, Class B	Brazil	57,800,000	755,354

Total Preferred Stocks (cost $9,968,854)			15,839,345

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * (h) + (cost $0)	Thailand	103,579	$0

Total Investments (cost $235,090,614) 98.0%			295,978,589
Other Assets and Liabilities 2.0%			6,052,271

Net Assets 100.0%			$302,030,860

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2005:
South Korea	21.0%	Czech Republic	1.0%
Brazil	11.4%	Poland	0.9%
Taiwan	10.5%	Argentina	0.8%
South Africa	8.1%	Cayman Islands	0.8%
Mexico	6.9%	Bermuda	0.8%
India	6.6%	Hungary	0.7%
Russia	4.9%	Peru	0.6%
China	4.1%	Philippines	0.6%
Hong Kong	4.0%	Singapore	0.5%
Malaysia	3.1%	Venezuela	0.4%
Thailand	3.0%	United States	0.2%
United Kingdom	2.7%	Chile	0.2%
Indonesia	2.5%	Austria	0.2%
Israel	2.0%	Colombia	0.1%
Turkey	1.4%
			100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2005:
Financials	17.9%
Telecommunication Services	15.0%
Energy	14.2%
Information Technology	13.1%
Materials	12.5%
Consumer Staples	7.5%
Industrials	6.8%
Consumer Discretionary	5.8%
Utilities	5.8%
Health Care	1.4%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $235,090,614)	$295,978,589
Cash	1,114,131
Foreign currency, at value (cost $431,151)	433,112
Receivable for securities sold	6,515,626
Receivable for Fund shares sold	184,126
Dividends receivable	1,441,491
Prepaid expenses and other assets	64,064

Total assets	305,731,139

Liabilities
Payable for securities purchased	3,365,430
Payable for Fund shares redeemed	145,338
Advisory fee payable	28,927
Distribution Plan expenses payable	1,813
Due to other related parties	2,533
Accrued expenses and other liabilities	156,238

Total liabilities	3,700,279

Net assets	$302,030,860

Net assets represented by
Paid-in capital	$233,813,528
Undistributed net investment income	1,612,640
Accumulated net realized gains on securities and foreign currency related transactions	5,709,052
Net unrealized gains on securities and foreign currency related transactions	60,895,640

Total net assets	$302,030,860

Net assets consists of
Class A	$29,057,439
Class B	5,759,300
Class C	7,812,206
Class I	259,401,915

Total net assets	$302,030,860

Shares outstanding (unlimited number of shares authorized)
Class A	2,072,809
Class B	438,824
Class C	596,402
Class I	18,071,478

Net asset value per share
Class A	$14.02
Class A — Offering price (based on sales charge of 5.75%)	$14.88
Class B	$13.12
Class C	$13.10
Class I	$14.35

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $523,185)	$4,097,556
Income from affiliates	27,994

Total investment income	4,125,550

Expenses
Advisory fee	1,856,780
Distribution Plan expenses
Class A	46,299
Class B	28,525
Class C	42,055
Administrative services fee	145,974
Transfer agent fees	86,678
Trustees’ fees and expenses	5,618
Printing and postage expenses	15,208
Custodian and accounting fees	367,721
Registration and filing fees	27,813
Professional fees	13,137
Interest expense	1,456
Other	2,937

Total expenses	2,640,201
Less: Expense reductions	(3,558)
Fee waivers and expense reimbursements	(131,837)

Net expenses	2,504,806

Net investment income	1,620,744

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	22,653,932
Foreign currency related transactions	(82,118)

Net realized gains on securities and foreign currency related transactions	22,571,814
Net change in unrealized gains or losses on securities and foreign
currency related transactions	4,573,399

Net realized and unrealized gains or losses on securities and foreign
currency related transactions	27,145,213

Net increase in net assets resulting from operations	$28,765,957

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005		Year Ended
	(unaudited)		October 31, 2004

Operations
Net investment income		$1,620,744		$680,518
Net realized gains on securities and
foreign currency related transactions		22,571,814		32,440,873
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		4,573,399		(2,000,115)

Net increase in net assets resulting
from operations		28,765,957		31,121,276

Distributions to shareholders from
Net investment income
Class A		0		(353,757)
Class B		0		(32,102)
Class C		0		(53,920)
Class I		(204,636)		(2,457,529)

Total distributions to shareholders		(204,636)		(2,897,308)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	229,344	3,237,734	2,148,075	25,968,679
Class B	93,160	1,235,439	260,013	3,065,803
Class C	89,480	1,172,545	479,728	5,581,847
Class I	2,187,556	31,877,330	4,572,346	56,513,366

		37,523,048		91,129,695

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	25,183	291,872
Class B	0	0	2,287	25,045
Class C	0	0	4,082	44,660
Class I	7,087	98,999	94,547	1,119,435

		98,999		1,481,012

Automatic conversion of Class B shares
to Class A shares
Class A	30,175	422,570	65,682	792,029
Class B	(32,176)	(422,570)	(69,771)	(792,029)

		0		0

Payment for shares redeemed
Class A	(491,537)	(6,935,868)	(2,511,924)	(30,156,926)
Class B	(50,507)	(665,828)	(230,756)	(2,648,328)
Class C	(158,264)	(2,078,952)	(376,549)	(4,175,220)
Class I	(1,146,798)	(15,990,966)	(2,584,515)	(32,023,029)

		(25,671,614)		(69,003,503)

Net increase in net assets resulting from
capital share transactions		11,950,433		23,607,204

Total increase in net assets		40,511,754		51,831,172
Net assets
Beginning of period		261,519,106		209,687,934

End of period	$ 302,030,860		$ 261,519,106

Undistributed net investment income		$1,612,640		$196,532

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC waived its advisory fee in the amount of $131,779 and reimbursed other expenses in the amount of $58 which combined represents 0.09% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $3,901 from the sale of Class A shares and $5,549 and $1,050 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $133,967,741 and $121,501,239, respectively, for the six months ended April 30, 2005.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $235,903,601. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,729,777 and $12,654,789, respectively, with a net unrealized appreciation of $60,074,988.

As of October 31, 2004, the Fund had $14,060,859 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2009	2010

$ 744,536	$ 744,536	$ 6,079,218	$ 6,492,569

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2005, the Fund had average borrowings outstanding of $61,235 on an annualized basis at an average rate of 2.38% and paid interest of $1,456.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566673 rv2 6/2005

Evergreen

GLOBAL LARGE CAP EQUITY FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Global Large Cap Equity Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

1

LETTER TO SHAREHOLDERS continued

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning. Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn’t always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

William E. Zieff
Global Structured
Products Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The foreign stock style box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

6-month return with sales charge	-0.92%	-0.24%	3.69%	N/A

6-month return w/o sales charge	5.10%	4.76%	4.69%	5.25%

Average annual return*

1-year with sales charge	0.74%	1.10%	5.12%	N/A

1-year w/o sales charge	6.89%	6.10%	6.12%	7.15%

5-year	-4.97%	-4.91%	-4.55%	-3.57%

Since portfolio inception	4.54%	4.49%	4.47%	5.47%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,051.01	$ 9.31
Class B	$ 1,000.00	$ 1,047.62	$ 12.84
Class C	$ 1,000.00	$ 1,046.94	$ 12.84
Class I	$ 1,000.00	$ 1,052.52	$ 7.79
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.72	$ 9.15
Class B	$ 1,000.00	$ 1,012.25	$ 12.62
Class C	$ 1,000.00	$ 1,012.25	$ 12.62
Class I	$ 1,000.00	$ 1,017.21	$ 7.65

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.83% for Class A, 2.53% for Class B, 2.53% for Class C and 1.53% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 14.31	$ 13.43	$ 12.13	$ 13.92	$ 19.09	$ 18.35

Income from investment operations
Net investment income (loss)	0.05[1]	0[1]	(0.02)[1]	(0.06)[1]	(0.05)[1]	(0.03)[1]
Net realized and unrealized gains or losses on securities, futures
contracts and foreign currency related transactions	0.68	0.88	1.32	(1.73)	(4.30)	1.09

Total from investment operations	0.73	0.88	1.30	(1.79)	(4.35)	1.06

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$ 15.04	$ 14.31	$ 13.43	$ 12.13	$ 13.92	$ 19.09

Total return[2]	5.10%	6.55%	10.72%	(12.86%)	(23.60%)	5.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$97,359	$102,417	$94,969	$89,528	$121,223	$134,930
Ratios to average net assets
Expenses including waivers/reimbursements and excluding
expense reductions	1.83%[3]	1.93%	1.98%	1.88%	1.76%	1.69%
Expenses excluding waivers/reimbursements and expense
reductions	1.96%[3]	2.01%	1.98%	1.88%	1.76%	1.69%
Net investment income (loss)	0.67%[3]	(0.03%)	(0.20%)	(0.41%)	(0.34%)	(0.16%)
Portfolio turnover rate	33%	99%	141%	73%	24%	32%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 13.44	$ 12.70	$ 11.56	$ 13.37	$ 18.49	$ 17.92

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.16)[1]	(0.19)[1]
Net realized and unrealized gains or losses on securities, futures
contracts and foreign currency related transactions	0.65	0.84	1.24	(1.65)	(4.14)	1.08

Total from investment operations	0.64	0.74	1.14	(1.81)	(4.30)	0.89

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$ 14.08	$ 13.44	$ 12.70	$ 11.56	$ 13.37	$ 18.49

Total return[2]	4.76%	5.83%	9.86%	(13.54%)	(24.12%)	5.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,555	$38,982	$76,434	$104,638	$151,189	$224,523
Ratios to average net assets
Expenses including waivers/reimbursements and excluding
expense reductions	2.53%[3]	2.64%	2.69%	2.63%	2.50%	2.43%
Expenses excluding waivers/reimbursements and expense
reductions	2.66%[3]	2.70%	2.69%	2.63%	2.50%	2.43%
Net investment income (loss)	(0.08%)[3]	(0.78%)	(0.88%)	(1.16%)	(1.09%)	(0.93%)
Portfolio turnover rate	33%	99%	141%	73%	24%	32%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 13.42	$ 12.68	$ 11.54	$ 13.34	$ 18.46	$ 17.89

Income from investment operations
Net investment income (loss)	0[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.16)[1]	(0.18)[1]
Net realized and unrealized gains or losses on securities, futures
contracts and foreign currency related transactions	0.63	0.84	1.24	(1.64)	(4.14)	1.07

Total from investment operations	0.63	0.74	1.14	(1.80)	(4.30)	0.89

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$ 14.05	$ 13.42	$ 12.68	$ 11.54	$ 13.34	$ 18.46

Total return[2]	4.69%	5.84%	9.88%	(13.49%)	(24.16%)	5.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,160	$24,631	$33,939	$41,808	$63,449	$6,062
Ratios to average net assets
Expenses including waivers/reimbursements and excluding
expense reductions	2.53%[3]	2.64%	2.69%	2.63%	2.60%	2.43%
Expenses excluding waivers/reimbursements and expense
reductions	2.66%[3]	2.70%	2.69%	2.63%	2.60%	2.43%
Net investment income (loss)	(0.05%)[3]	(0.76%)	(0.90%)	(1.17%)	(1.18%)	(0.91%)
Portfolio turnover rate	33%	99%	141%	73%	24%	32%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 14.66	$ 13.71	$ 12.36	$ 14.14	$ 19.33	$ 18.54

Income from investment operations
Net investment income (loss)	0.07[2]	0.04[2]	0.03[2]	(0.03)[2]	(0.02)[2]	0.01[2]
Net realized and unrealized gains or losses on
securities,futures contracts and foreign currency related transactions	0.70	0.91	1.32	(1.75)	(4.35)	1.10

Total from investment operations	0.77	0.95	1.35	(1.78)	(4.37)	1.11

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$ 15.43	$ 14.66	$ 13.71	$ 12.36	$ 14.14	$ 19.33

Total return	5.25%	6.93%	10.92%	(12.59%)	(23.40%)	6.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,505	$4,156	$6,085	$10,811	$21,386	$42,018
Ratios to average net assets
Expenses including waivers/reimbursements and
excludingexpense reductions	1.53%[3]	1.64%	1.68%	1.62%	1.49%	1.43%
Expenses excluding waivers/reimbursements and
expensereductions	1.66%[3]	1.70%	1.68%	1.62%	1.49%	1.43%
Net investment income (loss)	0.95%[3]	0.25%	0.24%	(0.17%)	(0.11%)	0.07%
Portfolio turnover rate	33%	99%	141%	73%	24%	32%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B (p)	France	19,221	$1,164,025

Automobiles 1.4%
Toyota Motor Corp.	Japan	58,900	2,144,623

Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	United States	25,434	763,020
Hilton Group plc	United Kingdom	269,400	1,408,446
Tabcorp Holdings, Ltd.	Australia	22,855	277,984

			2,449,450

Household Durables 1.2%
Fortune Brands, Inc.	United States	8,604	727,726
Makita Corp. (p)	Japan	55,000	1,041,988

			1,769,714

Media 3.6%
Lagardere Groupe (p)	France	6,200	448,304
Mediaset SpA (p)	Italy	84,800	1,102,829
Omnicom Group, Inc.	United States	5,442	451,142
Time Warner, Inc. *	United States	104,200	1,751,602
Vivendi Universal *(p)	France	13,474	400,241
Walt Disney Co.	United States	50,844	1,342,282

			5,496,400

Multi-line Retail 0.9%
J.C. Penney Co., Inc.	United States	15,922	754,862
Target Corp.	United States	11,994	556,642

			1,311,504

Specialty Retail 1.7%
AOYAMA Trading Co., Ltd.	Japan	35,000	916,996
Dixons Group plc	United Kingdom	257,100	700,551
Lowe’s Companies, Inc.	United States	18,612	969,872

			2,587,419

Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	United States	14,816	838,437

CONSUMER STAPLES 8.8%
Beverages 2.3%
Carlsberg SA *(p)	Denmark	21,500	1,055,338
Coca-Cola Co.	United States	11,169	485,182
Diageo plc	United Kingdom	133,800	1,981,868

			3,522,388

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 2.0%
CVS Corp.	United States	23,463	$1,210,222
Delhaize Group	Belgium	11,100	732,191
J Sainsbury plc	United Kingdom	71,400	385,706
Wal-Mart Stores, Inc.	United States	16,256	766,308

			3,094,427

Food Products 0.8%
Archer-Daniels-Midland Co.	United States	65,164	1,172,300

Household Products 2.9%
Procter & Gamble Co.	United States	43,764	2,369,821
Reckitt Benckiser plc	United Kingdom	64,090	2,081,986

			4,451,807

Tobacco 0.8%
Japan Tobacco, Inc.	Japan	95	1,223,480

ENERGY 9.5%
Energy Equipment & Services 0.3%
Schlumberger, Ltd.	Netherlands Antilles	3,044	249,173
Weatherford International, Ltd. *	Bermuda	4,778	249,173

			457,413

Oil, Gas & Consumable Fuels 9.2%
Apache Corp.	United States	23,946	1,347,920
BP plc	United Kingdom	329,747	3,360,630
ChevronTexaco Corp.	United States	25,843	1,343,836
Devon Energy Corp.	United States	12,298	555,501
Eni SpA (p)	Italy	92,438	2,321,216
Exxon Mobil Corp.	United States	43,075	2,456,567
Petro-Canada	Canada	22,200	1,230,183
Valero Energy Corp.	United States	21,400	1,466,542

			14,082,395

FINANCIALS 23.6%
Capital Markets 2.3%
Deutsche Bank AG	Germany	13,761	1,124,202
Goldman Sachs Group, Inc.	United States	13,407	1,431,733
Lehman Brothers Holdings, Inc.	United States	9,729	892,344

			3,448,279

Commercial Banks 10.7%
Australian & New Zealand Banking Group, Ltd.	Australia	87,000	1,471,532
Banco Bilboa Vizcaya Argentaria SA	Spain	54,900	850,301

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Bank of America Corp.	United States	72,468	$3,263,959
Barclays plc	United Kingdom	124,700	1,285,040
BNP Paribas SA (p)	France	23,758	1,565,251
HBOS plc	United Kingdom	96,600	1,428,390
HSBC Holdings plc, ADR (p)	United Kingdom	68,500	1,101,641
Lloyds TSB Group plc	United Kingdom	194,240	1,668,973
Mitsubishi Tokyo Financial Group, Inc. (p)	Japan	106	920,802
National City Corp.	United States	30,484	1,035,237
The Bank of Yokohama, Ltd.	Japan	154,000	881,110
The Chiba Bank, Ltd.	Japan	140,000	863,765

			16,336,001

Consumer Finance 1.6%
Acom Co., Ltd.	Japan	20,830	1,341,840
Capital One Financial Corp.	United States	16,334	1,157,917

			2,499,757

Diversified Financial Services 4.8%
Citigroup, Inc.	United States	66,249	3,111,053
ING Groep NV (p)	Netherlands	74,200	2,034,136
JPMorgan Chase & Co.	United States	28,376	1,007,064
Power Corp. of Canada (p)	Canada	49,300	1,248,240

			7,400,493

Insurance 2.8%
ACE, Ltd.	Cayman Islands	21,896	940,652
Aegon NV	Netherlands	47,100	590,778
Allstate Corp.	United States	16,446	923,607
American International Group, Inc.	United States	15,655	796,057
AXA SA (p)	France	18,900	465,851
MetLife, Inc.	United States	14,341	557,865

			4,274,810

Real Estate 0.3%
Corio NV (p)	Netherlands	8,100	434,775

Thrifts & Mortgage Finance 1.1%
Fannie Mae	United States	15,845	854,838
PMI Group, Inc.	United States	23,200	815,712

			1,670,550

HEALTH CARE 14.1%
Biotechnology 1.0%
Amgen, Inc. *	United States	27,340	1,591,461

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc.	United States	9,228	$692,100
Medtronic, Inc.	United States	4,388	231,248
Smith & Nephew plc	United Kingdom	99,265	1,022,460
Terumo Corp.	Japan	40,000	1,191,137

			3,136,945

Health Care Providers & Services 1.4%
Aetna, Inc.	United States	19,302	1,416,188
McKesson Corp.	United States	18,795	695,415

			2,111,603

Pharmaceuticals 9.6%
GlaxoSmithKline plc, ADR	United Kingdom	107,234	2,700,541
Johnson & Johnson	United States	28,279	1,940,788
Merck & Co., Inc.	United States	11,197	379,578
Novartis AG	Switzerland	58,211	2,831,677
Pfizer, Inc.	United States	26,048	707,724
Roche Holding AG (p)	Switzerland	13,834	1,673,002
Sanofi-Aventis SA (p)	France	34,580	3,061,601
Takeda Pharmaceutical Co., Ltd.	Japan	27,000	1,315,711

			14,610,622

INDUSTRIALS 11.9%
Aerospace & Defense 1.2%
BAE Systems plc	United Kingdom	214,421	1,047,541
L-3 Communications Holdings, Inc.	United States	11,276	800,258

			1,847,799

Air Freight & Logistics 0.8%
FedEx Corp.	United States	13,800	1,172,310

Building Products 1.8%
American Standard Companies, Inc. *	United States	30,643	1,370,049
Masco Corp.	United States	45,521	1,433,456

			2,803,505

Commercial Services & Supplies 0.7%
Cendant Corp.	United States	55,400	1,103,014

Construction & Engineering 0.3%
Vinci SA (p)	France	2,600	390,576

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.1%
General Electric Co.	United States	78,247	$2,832,541
Sumitomo Corp.	Japan	45,000	381,050

			3,213,591

Machinery 3.3%
Danaher Corp.	United States	8,686	439,772
Deere & Co.	United States	25,498	1,594,645
Ingersoll-Rand Co., Ltd., Class A	Bermuda	13,545	1,041,204
Volvo AB, Class B (p)	Sweden	48,600	1,970,928

			5,046,549

Marine 1.5%
Nippon Yusen Kabushiki Kaisha	Japan	215,000	1,272,751
Orient Overseas International, Ltd. (p)	Bermuda	200,200	964,866

			2,237,617

Trading Companies & Distributors 0.2%
Mitsui & Co., Ltd.	Japan	41,000	390,113

INFORMATION TECHNOLOGY 10.7%
Communications Equipment 1.5%
Cisco Systems, Inc. *	United States	55,226	954,305
L.M. Ericsson Telephone Co., Ser. B * (p)	Sweden	259,500	769,316
Motorola, Inc.	United States	37,504	575,312

			2,298,933

Computers & Peripherals 2.2%
Dell, Inc. *	United States	18,500	644,355
Hewlett-Packard Co.	United States	50,506	1,033,858
International Business Machines Corp.	United States	21,470	1,639,878

			3,318,091

Electronic Equipment & Instruments 0.6%
Hitachi, Ltd.	Japan	158,000	928,630

IT Services 1.1%
Accenture, Ltd., Class A	Bermuda	17,400	377,580
Computer Sciences Corp. *	United States	8,800	382,624
Fiserv, Inc. *	United States	10,800	456,840
TietoEnator Oyj	Finland	13,900	420,263

			1,637,307

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.8%
Neopost (p)	France	10,025	$838,424
Xerox Corp. *	United States	31,700	420,025

			1,258,449

Semiconductors & Semiconductor Equipment 2.0%
ASM Pacific Technology, Ltd.	Cayman Islands	93,000	378,543
ATI Technologies, Inc.	Canada	26,200	390,495
Intel Corp.	United States	49,788	1,171,014
Texas Instruments, Inc.	United States	45,927	1,146,338

			3,086,390

Software 2.5%
Microsoft Corp.	United States	84,680	2,142,404
Oracle Corp. *	United States	93,867	1,085,103
The Sage Group plc	United Kingdom	136,800	512,429

			3,739,936

MATERIALS 4.7%
Chemicals 1.1%
Dow Chemical Co.	United States	20,781	954,472
PPG Industries, Inc.	United States	8,964	605,518

			1,559,990

Metals & Mining 2.8%
BHP Billiton, Ltd.	United Kingdom	154,291	1,881,528
BlueScope Steel, Ltd.	Australia	165,000	989,306
Nucor Corp.	United States	28,086	1,435,194

			4,306,028

Paper & Forest Products 0.8%
UPM-Kymmene Oyj	Finland	18,000	359,866
Weyerhaeuser Co.	United States	12,389	850,009

			1,209,875

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.1%
Deutsche Telekom *(p)	Germany	61,654	1,152,028
Sprint Corp.	United States	15,745	350,484
Verizon Communications, Inc.	United States	46,880	1,678,304

			3,180,816

Wireless Telecommunication Services 0.6%
Vodafone Airtouch plc	United Kingdom	359,000	937,541

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 2.1%
Electric Utilities 2.1%
E.ON AG (p)	Germany	28,400	$2,393,414
Enel SpA (p)	Italy	91,400	867,283

			3,260,697

Total Common Stocks (cost $129,432,090)			152,208,835

SHORT-TERM INVESTMENTS 17.8%
MUTUAL FUND SHARES 17.8%
Evergreen Institutional U.S. Government Money Market Fund ø	United States	169,311	169,311
Evergreen Prime Cash Management Money Market Fund ø (p)(p)	United States	27,022,604	27,022,604

Total Short-Term Investments (cost $27,191,915)			27,191,915

Total Investments (cost $156,624,005) 117.6%			179,400,750
Other Assets and Liabilities (17.6%)			(26,820,638)

Net Assets 100.0%			$152,580,112

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2005:

United States	48.0%
United Kingdom	15.4%
Japan	9.7%
France	5.5%
Germany	3.1%
Switzerland	3.0%
Italy	2.8%
Netherlands	2.0%
Canada	1.9%
Sweden	1.8%
Australia	1.8%
Bermuda	1.7%
Cayman Islands	0.9%
Denmark	0.7%
Spain	0.6%
Finland	0.5%
Belgium	0.5%
Netherlands Antilles	0.1%

100.0%

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by sector as of April 30, 2005:

Financials	23.7%
Health Care	14.1%
Industrials	12.0%
Consumer Discretionary	11.7%
Information Technology	10.7%
Energy	9.6%
Consumer Staples	8.8%
Materials	4.6%
Telecommunication Services	2.7%
Utilities	2.1%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $129,432,090) including $25,647,363
of securities loaned	$152,208,835
Investments in affiliates, at value (cost $27,191,915)	27,191,915
Foreign currency, at value (cost $172,425)	172,021
Receivable for securities sold	1,552,236
Receivable for Fund shares sold	9,592
Dividends receivable	603,280
Receivable for securities lending income	4,822
Prepaid expenses and other assets	31,303

Total assets	181,774,004

Liabilities
Payable for securities purchased	1,643,442
Payable for Fund shares redeemed	416,461
Payable for securities on loan	27,022,604
Advisory fee payable	9,214
Distribution Plan expenses payable	6,604
Due to other related parties	2,173
Accrued expenses and other liabilities	93,394

Total liabilities	29,193,892

Net assets	$152,580,112

Net assets represented by
Paid-in capital	$144,025,763
Undistributed net investment income	322,813
Accumulated net realized losses on securities, futures contracts and foreign
currency related transactions	(14,546,882)
Net unrealized gains on securities and foreign currency related transactions	22,778,418

Total net assets	$152,580,112

Net assets consists of
Class A	$97,359,212
Class B	30,555,332
Class C	21,160,202
Class I	3,505,366

Total net assets	$152,580,112

Shares outstanding (unlimited number of shares authorized)
Class A	6,473,931
Class B	2,170,504
Class C	1,506,108
Class I	227,247

Net asset value per share
Class A	$15.04
Class A — Offering price (based on sales charge of 5.75%)	$15.96
Class B	$14.08
Class C	$14.05
Class I	$15.43

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $145,180)	$2,042,317
Income from affiliates	35,926

Total investment income	2,078,243

Expenses
Advisory fee	728,040
Distribution Plan expenses
Class A	154,754
Class B	182,417
Class C	118,801
Administrative services fee	83,429
Transfer agent fees	434,455
Trustees’ fees and expenses	1,269
Printing and postage expenses	36,708
Custodian and accounting fees	63,846
Registration and filing fees	24,133
Professional fees	11,290
Interest expense	153
Other	4,815

Total expenses	1,844,110
Less: Expense reductions	(816)
Fee waivers and expense reimbursements	(108,820)

Net expenses	1,734,474

Net investment income	343,769

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	16,360,771
Foreign currency related transactions	28,785

Net realized gains on securities and foreign currency related transactions	16,389,556
Net change in unrealized gains or losses on securities and foreign
currency related transactions	(7,815,993)

Net realized and unrealized gains or losses on securities and foreign
currency related transactions	8,573,563

Net increase in net assets resulting from operations	$8,917,332

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005		Year Ended
	(unaudited)		October 31, 2004

Operations
Net investment income (loss)		$343,769		$(696,031)
Net realized gains on securities and
foreign currency related transactions		16,389,556		22,382,279
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		(7,815,993)		(9,106,721)

Net increase in net assets resulting
from operations		8,917,332		12,579,527

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	82,527	1,258,741	388,872	5,595,570
Class B	33,219	478,069	85,077	1,137,294
Class C	10,717	152,724	51,641	695,193
Class I	2,143	33,429	7,353	105,757

		1,922,963		7,533,814

Automatic conversion of Class B shares
to Class A shares
Class A	335,206	5,143,394	1,910,292	27,062,532
Class B	(357,555)	(5,143,394)	(2,026,042)	(27,062,532)

		0		0

Payment for shares redeemed
Class A	(1,100,985)	(16,841,952)	(2,213,922)	(31,400,850)
Class B	(405,244)	(5,812,110)	(1,176,218)	(15,669,458)
Class C	(340,658)	(4,875,784)	(892,701)	(11,876,127)
Class I	(58,394)	(914,877)	(167,538)	(2,409,262)

		(28,444,723)		(61,355,697)

Net decrease in net assets resulting
from capital share transactions		(26,521,760)		(53,821,883)

Total decrease in net assets		(17,604,428)		(41,242,356)
Net assets
Beginning of period		170,184,540		211,426,896

End of period	$ 152,580,112		$ 170,184,540

Undistributed net investment
income (loss)	$ 322,813		$ (20,956)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC waived its advisory fee in the amount of $108,787 and reimbursed other expenses in the amount of $33 which combined represents 0.13% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30,

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

2005, the transfer agent fees were equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $1,078 from the sale of Class A shares and $36,219 and $205 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short term securities) were $54,933,089 and $80,057,352, respectively, for the six months ended April 30, 2005.

During the six months ended April 30, 2005, the Fund loaned securities to certain brokers and earned $28,048 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At April 30, 2005, the value of securities on loan and the value of collateral amounted to $25,647,363 and $27,022,604, respectively.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $156,729,172. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,306,803 and $3,635,225, respectively, with a net unrealized appreciation of $22,671,578.

As of October 31, 2004, the Fund had $29,395,318 in capital loss carryovers for federal income tax purposes with $3,030,780 expiring in 2008, $1,442,122 expiring in 2009 and $24,922,416 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2005 the Fund had average borrowings outstanding of $5,368 (on an annualized basis) at an average rate of 2.85% and paid interest of $153.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

573635 6/2005

Evergreen

GLOBAL OPPORTUNITIES FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

  Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Global Opportunities Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

1

LETTER TO SHAREHOLDERS continued

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning. Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn’t always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE
as of April 30, 2005

MANAGEMENT TEAM

Francis X. Claro, CFA
International Equity Team Lead Manager

Donald Bisson
Small/Mid Cap Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The foreign stock style box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

6-month return with sales charge	4.46%	5.41%	9.42%	N/A

6-month return w/o sales charge	10.81%	10.41%	10.42%	10.96%

Average annual return*

1-year with sales charge	13.99%	15.13%	19.10%	N/A

1-year w/o sales charge	20.93%	20.13%	20.10%	21.26%

5-year	0.80%	0.96%	1.24%	2.21%

10-year	8.68%	8.51%	8.51%	9.48%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free), the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The MSCI World Free and the Russell 2000 Growth are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,108.06	$9.36
Class B	$ 1,000.00	$ 1,104.12	$ 12.99
Class C	$ 1,000.00	$ 1,104.21	$ 12.99
Class I	$ 1,000.00	$ 1,109.64	$7.79
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.92	$8.95
Class B	$ 1,000.00	$ 1,012.45	$ 12.42
Class C	$ 1,000.00	$ 1,012.45	$ 12.42
Class I	$ 1,000.00	$ 1,017.41	$7.45

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.79% for Class A, 2.49% for Class B, 2.49% for Class C and 1.49% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$22.21	$ 19.22	$ 13.71	$15.42	$ 27.82	$ 26.08

Income from investment operations
Net investment income (loss)	(0.11)[1]	(0.15)[1]	(0.17)[1]	(0.12)[1]	(0.14)[1]	(0.25)[1]
Net realized and unrealized gains or losses on securities, foreign
currency related transactions and future contracts	2.51	3.14	5.68	(1.59)	(5.26)	6.89

Total from investment operations	2.40	2.99	5.51	(1.71)	(5.40)	6.64

Distributions to shareholders from
Net realized gains	0	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$24.61	$ 22.21	$ 19.22	$13.71	$ 15.42	$ 27.82

Total return[2]	10.81%	15.56%	40.19%	(11.09%)	(24.33%)	27.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$112,066	$98,254	$88,541	$60,506	$56,546	$68,513
Ratios to average net assets
Expenses including waivers/ reimbursements and excluding
expense reductions	1.79%[3]	1.88%	2.08%	1.89%	1.77%	1.68%
Expenses excluding waivers/ reimbursements and expense
reductions	1.79%[3]	1.89%	2.08%	1.89%	1.77%	1.68%
Net investment income (loss)	(0.90%)[3]	(0.72%)	(1.12%)	(0.76%)	(0.82%)	(0.82%)
Portfolio turnover rate	53%	171%	257%	256%	210%	218%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$19.40	$ 16.91	$ 12.15	$13.78	$ 25.79	$ 24.65

Income from investment operations
Net investment income (loss)	(0.18)[1]	(0.26)[1]	(0.25)[1]	(0.23)[1]	(0.24)[1]	(0.45)[1]
Net realized and unrealized gains or losses on securities, foreign
currency related transactions and future contracts	2.20	2.75	5.01	(1.40)	(4.77)	6.49

Total from investment operations	2.02	2.49	4.76	(1.63)	(5.01)	6.04

Distributions to shareholders from
Net realized gains	0	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$21.42	$ 19.40	$ 16.91	$12.15	$ 13.78	$ 25.79

Total return[2]	10.41%	14.73%	39.18%	(11.83%)	(24.86%)	26.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,695	$26,202	$31,244	$38,126	$78,946	$143,909
Ratios to average net assets
Expenses including waivers/ reimbursements and excluding
expense reductions	2.49%[3]	2.59%	2.81%	2.62%	2.52%	2.43%
Expense excluding waivers/ reimbursements and expense
reductions	2.49%[3]	2.59%	2.81%	2.62%	2.52%	2.43%
Net investment income (loss)	(1.61%)[3]	(1.45%)	(1.87%)	(1.59%)	(1.58%)	(1.58%)
Portfolio turnover rate	53%	171%	257%	256%	210%	218%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	June 30, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$19.48	$ 16.98	$ 12.20	$13.83	$ 25.86	$ 24.70

Income from investment operations
Net investment income (loss)	(0.18)[1]	(0.26)[1]	(0.25)[1]	(0.22)[1]	(0.24)[1]	(0.45)[1]
Net realized and unrealized gains or losses on securities, foreign
currency related transactions and future contracts	2.21	2.76	5.03	(1.41)	(4.79)	6.51

Total from investment operations	2.03	2.50	4.78	(1.63)	(5.03)	6.06

Distributions to shareholders from
Net realized gains	0	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$21.51	$ 19.48	$ 16.98	$12.20	$ 13.83	$ 25.86

Total return[2]	10.42%	14.72%	39.18%	(11.79%)	(24.88%)	26.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,484	$19,316	$18,448	$15,585	$18,759	$29,427
Ratios to average net assets
Expenses including waivers/ reimbursements and excluding
expense reductions	2.49%[3]	2.59%	2.80%	2.63%	2.52%	2.43%
Expenses excluding waivers/ reimbursements and expense
reductions	2.49%[3]	2.59%	2.80%	2.63%	2.52%	2.43%
Net investment income (loss)	(1.60%)[3]	(1.43%)	(1.85%)	(1.54%)	(1.57%)	(1.57%)
Portfolio turnover rate	53%	171%	257%	256%	210%	218%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$22.62	$19.52	$13.90	$15.59	$28.03	$26.19

Income from investment operations
Net investment income (loss)	(0.07)[2]	(0.10)[2]	(0.13)[2]	(0.09)[2]	(0.10)[2]	(0.15)[2]
Net realized and unrealized gains or losses on securities, foreign
currency related transactions and future contracts	2.55	3.20	5.75	(1.60)	(5.34)	6.89

Total from investment operations	2.48	3.10	5.62	(1.69)	(5.44)	6.74

Distributions to shareholders from
Net realized gains	0	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$25.10	$22.62	$19.52	$13.90	$15.59	$28.03

Total return	10.96%	15.88%	40.43%	(10.84%)	(24.27%)	28.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,131	$1,795	$ 761	$ 475	$ 538	$ 782
Ratios to average net assets
Expenses including waivers/ reimbursements and excluding
expense reductions	1.49%[3]	1.59%	1.77%	1.61%	1.52%	1.42%
Expenses excluding waivers/ reimbursements and expense
reductions	1.49%[3]	1.59%	1.77%	1.61%	1.52%	1.42%
Net investment income (loss)	(0.57%)[3]	(0.48%)	(0.84%)	(0.53%)	(0.56%)	(0.48%)
Portfolio turnover rate	53%	171%	257%	256%	210%	218%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS 91.8%
CONSUMER DISCRETIONARY 28.5%
Auto Components 2.0%
Autoliv, Inc.	Sweden	12,104	$535,602
Continental AG	Germany	36,974	2,723,518

			3,259,120

Distributors 0.8%
Compania de Distribucion Integral Logista SA	Spain	25,166	1,263,786

Hotels, Restaurants & Leisure 3.4%
Enterprise Inns plc	United Kingdom	96,623	1,346,211
Groupe Flo *	France	57,897	468,064
Hilton Group plc	United Kingdom	112,401	587,642
Luminar plc	United Kingdom	93,671	865,323
Panera Bread Co., Class A *	United States	18,210	910,864
Regent Inns plc	United Kingdom	355,153	545,675
Shuffle Master, Inc. *	United States	41,309	1,040,574

			5,764,353

Household Durables 1.5%
Fadesa Inmobiliaria SA	Spain	19,937	451,321
Meritage Homes Corp. *	United States	20,718	1,311,242
Techtronic Industries Co., Ltd.	Hong Kong	351,000	787,025

			2,549,588

Leisure Equipment & Products 3.1%
Agfa-Gevaert NV	Belgium	75,043	2,447,092
Photo-Me International plc *	United Kingdom	1,181,013	2,146,349
Umbro Holdings, Ltd. *	United Kingdom	283,751	597,139

			5,190,580

Media 4.0%
Arnoldo Mondadori Editore SpA	Italy	41,015	426,445
Daily Mail & General Trust plc, Class A	United Kingdom	24,744	315,821
Gestevision Telecinco SA *	Spain	39,914	912,690
ITV plc	United Kingdom	766,973	1,776,548
PagesJaunes SA *	France	28,754	687,956
Promotora de Informaciones SA	Spain	77,034	1,463,997
Sogecable SA *	Spain	28,189	1,052,279

			6,635,736

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 2.6%
Galeries LaFayette SA	France	6,068	$1,835,339
Isetan Co., Ltd.	Japan	60,200	723,015
Laura Ashley Holdings plc *	United Kingdom	2,077,299	398,233
Ryohin Keikaku Co., Ltd.	Japan	28,500	1,440,413

			4,397,000

Specialty Retail 6.2%
American Eagle Outfitters, Inc.	United States	39,630	1,039,099
Chico’s FAS, Inc. *	United States	41,406	1,061,236
Electronics Boutique plc	United Kingdom	774,195	1,170,520
Gruppo Coin SpA *	Italy	131,891	406,541
Pigeon Corp.	Japan	36,500	560,753
RONA, Inc. *	Canada	78,700	1,508,827
Steiner Leisure, Ltd. *	Bahamas	36,800	1,102,712
United Arrows, Ltd.	Japan	45,600	1,207,061
Urban Outfitters, Inc. *	United States	13,800	611,340
Yamada Denki Co., Ltd.	Japan	37,100	1,784,641

			10,452,730

Textiles, Apparel & Luxury Goods 4.9%
Adidas-Salomon AG	Germany	23,716	3,675,273
Geox SpA *	Italy	128,250	1,121,900
Lafuma SA	France	6,739	576,490
Polo Ralph Lauren Corp., Class A	United States	30,544	1,072,094
Puma AG	Germany	2,988	687,582
Quiksilver, Inc. *	United States	39,192	1,079,740

			8,213,079

CONSUMER STAPLES 5.2%
Beverages 1.5%
Davide Campari Milano SpA	Italy	18,112	1,283,101
Ito En, Ltd.	Japan	16,100	790,817
Koninklijke Grolsch NV *	Netherlands	11,582	343,175

			2,417,093

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.2%
Colruyt SA	Belgium	7,165	$1,082,561
United Natural Foods, Inc. *	United States	30,809	825,681

			1,908,242

Food Products 1.3%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	702	1,049,180
Koninklijke Wessanen NV	Netherlands	85,742	1,180,690

			2,229,870

Household Products 0.6%
Spectrum Brands, Inc. *	United States	28,066	1,022,725

Personal Products 0.6%
Body Shop International plc	United Kingdom	280,312	1,044,042

ENERGY 3.6%
Energy Equipment & Services 1.9%
Cooper Cameron Corp. *	United States	21,200	1,164,728
Diamond Offshore Drilling, Inc.	United States	23,435	1,033,718
Maverick Tube Corp. *	United States	35,541	1,033,888

			3,232,334

Oil, Gas & Consumable Fuels 1.7%
Paladin Resources plc	United Kingdom	204,844	714,000
Premier Oil plc *	United Kingdom	39,628	415,997
Spinnaker Exploration Co. *	United States	33,067	1,058,475
Tullow Oil plc	United Kingdom	202,953	620,651

			2,809,123

FINANCIALS 5.9%
Capital Markets 1.0%
Affiliated Managers Group, Inc. *	United States	9,697	606,353
ICAP plc	United Kingdom	117,888	591,346
Man Group plc	United Kingdom	18,431	429,390
Schroders plc	United Kingdom	5,410	69,897

			1,696,986

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 2.4%
Anglo Irish Bank Corp. plc	Ireland	133,688	$1,539,487
Hanmi Financial Corp.	United States	22,834	334,518
Raiffeisen International Bank *	Austria	61	3,139
The Bank of Yokohama, Ltd.	Japan	172,000	984,097
The Chiba Bank, Ltd.	Japan	184,000	1,135,234

			3,996,475

Consumer Finance 1.5%
MoneyGram International, Inc.	United States	44,629	865,802
Nissin Co., Ltd.	Japan	673,920	1,524,045

			2,389,847

Diversified Financial Services 0.1%
Brascan Corp., Class A	Canada	5,853	211,148

Insurance 0.7%
QBE Insurance Group, Ltd.	Australia	52,364	613,161
Scor SA *	France	269,878	533,570

			1,146,731

Thrifts & Mortgage Finance 0.2%
BankAtlantic Bancorp, Inc., Class A	United States	21,584	368,223

HEALTH CARE 8.3%
Biotechnology 1.0%
Charles River Laboratories International, Inc. *	United States	18,600	881,082
CV Therapeutics, Inc. *	United States	36,934	732,032

			1,613,114

Health Care Equipment & Supplies 2.6%
ArthroCare Corp. *	United States	34,721	1,020,103
Biosite, Inc. *	United States	17,018	970,026
Fisher Scientific International, Inc. *	United States	14,400	855,072
Nektar Therapeutics *	United States	41,000	584,660
Symmetry Medical, Inc. *	United States	55,199	949,423

			4,379,284

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 3.3%
American Healthways, Inc. *	United States	30,201	$1,128,007
Community Health Systems, Inc. *	United States	41,042	1,495,981
Eurofins Scientific SA *	France	13,599	371,750
Humana, Inc. *	United States	35,300	1,223,145
Pediatrix Medical Group, Inc. *	United States	19,418	1,322,172

			5,541,055

Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc. *	United States	57,934	1,149,990
Medicis Pharmaceutical Corp., Class A	United States	40,366	1,134,285
NitroMed, Inc. *	United States	8,189	122,425

			2,406,700

INDUSTRIALS 21.6%
Aerospace & Defense 2.3%
BAE Systems plc	United Kingdom	363,668	1,776,678
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	26,483	763,770
Goodrich Corp.	United States	30,500	1,229,150

			3,769,598

Air Freight & Logistics 0.3%
EGL, Inc. *	United States	28,253	551,216

Commercial Services & Supplies 7.3%
ARAMARK Corp., Class B	United States	42,800	1,049,028
Buhrmann NV *	Netherlands	294,575	2,625,620
Career Education Corp. *	United States	34,900	1,097,256
Diamond Lease Co., Ltd.	Japan	17,900	655,842
McGrath Rentcorp	United States	41,712	926,006
Navigant Consulting Co. *	United States	50,217	1,178,593
Strayer Education, Inc.	United States	10,612	1,138,455
United Services Group NV	Netherlands	113,696	3,505,000

			12,175,800

Construction & Engineering 3.0%
Fomento de Construcciones y Contratas SA	Spain	6,438	347,930
Heijmans NV	Netherlands	59,021	2,317,632
Koninklijke BAM Groep NV	Netherlands	43,576	2,410,284

			5,075,846

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.1%
A.O. Smith Corp.	United States	30,500	$869,250
Leoni AG	Germany	2,111	163,715
SGL Carbon AG *	Germany	75,208	845,354

			1,878,319

Machinery 4.1%
Charter plc *	United Kingdom	349,196	1,668,450
Deutz AG *	Germany	222,856	1,018,080
Hino Motors, Ltd.	Japan	209,000	1,263,005
JLG Industries, Inc.	United States	64,452	1,313,532
MAN AG	Germany	10,669	448,839
Pentair, Inc.	United States	14,700	584,766
THK Co., Ltd.	Japan	31,200	585,170

			6,881,842

Trading Companies & Distributors 2.9%
Ashtead Group plc *	United Kingdom	2,820,308	4,678,145
Hagemeyer NV *	Netherlands	98,236	222,087

			4,900,232

Transportation Infrastructure 0.6%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	86,916	930,593

INFORMATION TECHNOLOGY 14.1%
Communications Equipment 1.4%
F5 Networks, Inc. *	United States	24,915	1,066,611
Packeteer, Inc. *	United States	109,000	1,273,120

			2,339,731

Computers & Peripherals 3.8%
Avid Technology, Inc. *	United States	20,840	1,031,788
Bull SA *	France	4,904,308	4,061,622
Logitech International SA *	Switzerland	13,395	769,920
QLogic Corp. *	United States	15,919	529,148

			6,392,478

Electronic Equipment & Instruments 1.4%
Nidec Corp.	Japan	10,200	1,197,478
Xyratex, Ltd. *	Bermuda	71,320	1,185,339

			2,382,817

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.4%
Greenfield Online, Inc. *	United States	12,823	$231,070
NetEase.com, Inc.	Cayman Islands	18,322	904,924
WebEx Communications, Inc. *	United States	56,205	1,226,393

			2,362,387

IT Services 2.7%
Altran Technologies *	France	271,963	2,220,442
Arrk, Ltd.	Japan	15,200	594,282
eFunds Corp. *	United States	37,634	822,679
SSI, Ltd.	United Kingdom	179,426	943,373

			4,580,776

Office Electronics 1.9%
Neopost	France	37,423	3,129,808

Semiconductors & Semiconductor Equipment 0.6%
Marvell Technology Group, Ltd. *	Bermuda	29,191	977,315

Software 0.9%
ANSYS, Inc. *	United States	31,880	970,427
SurfControl plc *	United Kingdom	53,400	520,500

			1,490,927

MATERIALS 0.6%
Construction Materials 0.2%
Advan Co., Ltd.	Japan	26,000	356,150

Metals & Mining 0.0%
Gabriel Resources, Ltd. *	Canada	30,200	35,932

Paper & Forest Products 0.4%
Miquel y Costas & Miquel SA	Spain	14,491	650,070

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.0%
Jupiter Telecommunications Co., Ltd. *	Japan	63	50,167

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.9%
Carphone Warehouse plc	United Kingdom	119,708	$339,995
Leap Wireless International, Inc. *	United States	43,362	1,029,414
Mobistar SA *	Belgium	14,271	1,215,658
Tim Participacoes SA	Brazil	34,587	518,805

			3,103,872

UTILITIES 2.1%
Gas Utilities 0.4%
NGC Holdings, Ltd.	New Zealand	279,169	683,433

Multi-Utilities 0.8%
United Utilities plc	United Kingdom	108,131	1,314,278

Water Utilities 0.9%
AWG plc	United Kingdom	53,856	897,756
Sociedad General de Aguas de Barcelona SA, Class A	Spain	27,874	569,586
Sociedad General de Aguas de Barcelona SA	Spain	257	5,207

			1,472,549

Total Common Stocks (cost $124,914,307)			153,625,100

WARRANTS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Gabriel Resources, Ltd., Expiring 3/31/2007 *
(cost $3,285)	Canada	14,650	3,137

SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional U.S. Government Money
Market Fund ø
(cost $10,636,422)	United States	10,636,422	10,636,422

Total Investments (cost $135,554,014) 98.1%			164,264,659
Other Assets and Liabilities 1.9%			3,111,447

Net Assets 100.0%			$167,376,106

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR American Depository Receipt

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2005:

United States	31.3%
United Kingdom	16.8%
Japan	9.7%
France	9.0%
Netherlands	8.2%
Germany	6.2%
Spain	5.0%
Belgium	3.1%
Italy	2.1%
Bermuda	1.5%
Switzerland	1.2%
Canada	1.1%
Ireland	1.0%
Brazil	0.9%
Bahamas	0.7%
Cayman Islands	0.6%
Hong Kong	0.5%
New Zealand	0.4%
Australia	0.4%
Sweden	0.3%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2005:

Consumer Discretionary	31.0%
Industrials	23.5%
Information Technology	15.3%
Health Care	9.1%
Financials	6.9%
Consumer Staples	5.6%
Energy	3.8%
Utilities	2.2%
Telecommunication Services	2.0%
Materials	0.6%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $124,917,592)	$153,628,237
Investments in affiliates, at value (cost $10,636,422)	10,636,422
Foreign currency, at value (cost $782,530)	806,187
Receivable for securities sold	2,630,040
Receivable for Fund shares sold	763,571
Dividends receivable	361,658
Prepaid expenses and other assets	33,303

Total assets	168,859,418

Liabilities
Payable for securities purchased	1,172,656
Payable for Fund shares redeemed	216,056
Advisory fee payable	12,396
Distribution Plan expenses payable	6,906
Due to other related parties	1,488
Accrued expenses and other liabilities	73,810

Total liabilities	1,483,312

Net assets	$167,376,106

Net assets represented by
Paid-in capital	$134,971,972
Undistributed net investment loss	(934,022)
Accumulated net realized gains on securities, foreign currency related transactions
and future contracts	4,600,736
Net unrealized gains on securities and foreign currency related transactions	28,737,420

Total net assets	$167,376,106

Net assets consists of
Class A	$112,066,324
Class B	28,695,334
Class C	22,483,588
Class I	4,130,860

Total net assets	$167,376,106

Shares outstanding (unlimited number of shares authorized)
Class A	4,554,276
Class B	1,339,753
Class C	1,045,141
Class I	164,544

Net asset value per share
Class A	$24.61
Class A — Offering price (based on sales charge of 5.75%)	$26.11
Class B	$21.42
Class C	$21.51
Class I	$25.10

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $90,617)	$696,179
Income from affiliates	32,978

Total investment income	729,157

Expenses
Advisory fee	752,545
Distribution Plan expenses
Class A	165,864
Class B	144,933
Class C	111,260
Administrative services fee	82,445
Transfer agent fees	218,259
Trustees’ fees and expenses	1,294
Printing and postage expenses	40,583
Custodian and accounting fees	81,207
Registration and filing fees	25,993
Professional fees	22,050
Other	3,752

Total expenses	1,650,185
Less: Expense reductions	(1,601)
Expense reimbursements	(33)

Net expenses	1,648,551

Net investment loss	(919,394)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	18,953,177
Foreign currency related transactions	(9,251)

Net realized gains on securities and foreign currency related transactions	18,943,926
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(2,755,989)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	16,187,937

Net increase in net assets resulting from operations	$15,268,543

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005		Year Ended
	(unaudited)		October 31, 2004

Operations
Net investment loss		$(919,394)		$(1,387,791)
Net realized gains on securities and
foreign currency related transactions		18,943,926		21,287,710
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(2,755,989)		5,045

Net increase in net assets
resulting from operations		15,268,543		19,904,964

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	565,595	14,219,247	913,943	19,008,370
Class B	211,213	4,624,043	215,623	3,899,252
Class C	167,813	3,674,482	131,035	2,376,981
Class I	132,457	3,360,526	51,402	1,100,883

		25,878,298		26,385,486

Automatic conversion of Class B shares
to Class A shares
Class A	42,110	1,063,248	140,849	2,877,641
Class B	(48,290)	(1,063,248)	(160,559)	(2,877,641)

		0		0

Payment for shares redeemed
Class A	(478,182)	(11,811,284)	(1,236,995)	(25,429,074)
Class B	(174,142)	(3,770,591)	(551,803)	(9,936,632)
Class C	(114,274)	(2,486,745)	(226,082)	(4,120,061)
Class I	(47,272)	(1,269,789)	(11,051)	(231,728)

		(19,338,409)		(39,717,495)

Net increase (decrease) in net assets
resulting from capital share
transactions		6,539,889		(13,332,009)

Total increase in net assets		21,808,432		6,572,955
Net assets
Beginning of period		145,567,674		138,994,719

End of period	$ 167,376,106		$ 145,567,674

Undistributed net investment loss		$(934,022)		$(14,628)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC reimbursed other expenses in the amount of $33.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.26% of Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2005, the Fund paid brokerage commissions of $2,241 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $13,302 from the sale of Class A shares and $26,396, and $236 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $84,025,446 and $90,497,785, respectively, for the six months ended April 30, 2005.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $135,770,457. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,355,422 and $3,861,220, respectively, with a net unrealized appreciation of $28,494,202.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of October 31, 2004, the Fund had $13,630,893 in capital loss carryovers for federal income tax purposes with $6,321,953 expiring in 2009 and $7,308,940 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566675 rv2 6/2005

Evergreen

INTERNATIONAL EQUITY FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen International Equity Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

LETTER TO SHAREHOLDERS continued

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning. Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn’t always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Gilman C. Gunn
International
Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The foreign stock style box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

6-month return with sales charge	3.19%	4.15%	8.11%	N/A	N/A

6-month return w/o sales charge	9.52%	9.15%	9.11%	9.67%	9.50%

Average annual return*

1-year with sales charge	8.20%	9.04%	12.99%	N/A	N/A

1-year w/o sales charge	14.73%	14.04%	13.99%	15.14%	14.66%

5-year	0.70%	0.84%	1.19%	2.21%	1.35%

10-year	7.27%	7.36%	7.36%	8.08%	7.44%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C, I and R prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, I and R would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International Europe, Australia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,095.23	$ 5.35
Class B	$ 1,000.00	$ 1,091.55	$ 8.97
Class C	$ 1,000.00	$ 1,091.12	$ 8.97
Class I	$ 1,000.00	$ 1,096.67	$ 3.79
Class R	$ 1,000.00	$ 1,095.00	$ 6.39
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.69	$ 5.16
Class B	$ 1,000.00	$ 1,016.22	$ 8.65
Class C	$ 1,000.00	$ 1,016.22	$ 8.65
Class I	$ 1,000.00	$ 1,021.17	$ 3.66
Class R	$ 1,000.00	$ 1,018.70	$ 6.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.03% for Class A, 1.73% for Class B, 1.73% for Class C, 0.73% for Class I and 1.23% for
Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$8.15	$ 7.06	$ 5.89	$6.47	$ 8.61	$8.72

Income from investment operations

Net investment income (loss)	0.07[1]	0.05[1]	0.08[1]	0.07[1]	0.05[1]	0.07[1]
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.70	1.11	1.14	(0.60)	(1.50)	0.34

Total from investment operations	0.77	1.16	1.22	(0.53)	(1.45)	0.41

Distributions to shareholders from
Net investment income	(0.10)	(0.07)	(0.05)	(0.05)	(0.02)	(0.11)
Net realized gains	0	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.10)	(0.07)	(0.05)	(0.05)	(0.69)	(0.52)

Net asset value, end of period	$8.82	$ 8.15	$ 7.06	$5.89	$ 6.47	$8.61

Total return[2]	9.52%	16.60%	20.89%	(8.27%)	(18.20%)	4.66%

Ratios and supplemental data
Net assets, end of period (millions)	$ 380	$ 285	$ 178	$ 195	$ 150	$ 132
Ratios to average net assets
Expenses including waivers/reimbusements and excluding expense reductions	1.03%[3]	1.07%	1.13%	1.12%	1.17%	1.15%
Expenses including waivers/reimbusements and expense reductions	1.03%[3]	1.07%	1.13%	1.12%	1.17%	1.15%
Net investment income (loss)	1.49%[3]	0.68%	1.26%	1.11%	0.76%	0.72%
Portfolio turnover rate	27%	72%	141%	92%	129%	145%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$7.93	$ 6.88	$ 5.74	$6.33	$ 8.49	$8.62

Income from investment operations
Net investment income (loss)	0.03[1]	0[1]	0.02[1]	0.02[1]	0[1]	(0.01)[1]
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.70	1.08	1.12	(0.57)	(1.48)	0.35

Total from investment operations	(0.73)	1.08	1.14	(0.55)	(1.48)	0.34

Distributions to shareholders from
Net investment income	(0.06)	(0.03)	0	(0.04)	(0.01)	(0.06)
Net realized gains	0	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.06)	(0.03)	0	(0.04)	(0.68)	(0.47)

Net asset value, end of period	$8.60	$ 7.93	$ 6.88	$5.74	$ 6.33	$8.49

Total return[2]	9.15%	15.82%	19.86%	(8.75%)	(18.78%)	3.86%

Ratios and supplemental data
Net assets, end of period (millions)	$ 55	$ 47	$ 38	$ 31	$ 37	$ 50
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.73%[3]	1.77%	1.85%	1.87%	1.92%	1.90%
Expenses including waivers/reimbursements and expense reductions	1.73%[3]	1.77%	1.85%	1.87%	1.92%	1.90%
Net investment income (loss)	0.73%[3]	(0.04%)	0.37%	0.29%	0.04%	(0.11%)
Portfolio turnover rate	27%	72%	141%	92%	129%	145%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$7.94	$ 6.88	$ 5.74	$6.33	$ 8.50	$8.62

Income from investment operations
Net investment income (loss)	0.03[1]	0[1]	0.03[1]	0.02[1]	(0.02)[1]	(0.01)[1]
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency transactions	0.69	1.09	1.11	(0.57)	(1.47)	0.36

Total from investment operations	0.72	1.09	1.14	(0.55)	(1.49)	0.35

Distributions to shareholders from
Net investment income	(0.05)	(0.03)	0	(0.04)	(0.01)	(0.06)
Net realized gains	0	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.05)	(0.03)	0	(0.04)	(0.68)	(0.47)

Net asset value, end of period	$8.61	$ 7.94	$ 6.88	$5.74	$ 6.33	$8.50

Total return[2]	9.11%	15.92%	19.86%	(8.75%)	(18.88%)	3.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 66	$ 58	$ 52	$ 44	$ 49	$ 3
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.73%[3]	1.77%	1.85%	1.87%	1.93%	1.91%
Expenses including waivers/reimbursements and expense reductions	1.73%[3]	1.77%	1.85%	1.87%	1.93%	1.91%
Net investment income (loss)	0.72%[3]	(0.05%)	0.44%	0.33%	(0.36%)	(0.10%)
Portfolio turnover rate	27%	72%	141%	92%	129%	145%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 8.21	$ 7.11	$ 5.93	$6.49	$ 8.62	$8.73

Income from investment operations
Net investment income (loss)	0.08[2]	0.07[2]	0.09[2]	0.09[2]	0.07[2]	0.09[2]
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.71	1.13	1.15	(0.60)	(1.51)	0.35

Total from investment operations	0.79	1.20	1.24	(0.51)	(1.44)	0.44

Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.06)	(0.05)	(0.02)	(0.14)
Net realized gains	0	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.12)	(0.10)	(0.06)	(0.05)	(0.69)	(0.55)

Net asset value, end of period	$ 8.88	$ 8.21	$ 7.11	$5.93	$ 6.49	$8.62

Total return	9.67%	16.98%	21.19%	(7.90%)	(18.02%)	4.93%

Ratios and supplemental data
Net assets, end of period (millions)	$ 1,799	$1,559	$1,173	$ 677	$ 522	$ 567
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.73%[3]	0.77%	0.84%	0.88%	0.92%	0.90%
Expenses including waivers/reimbursements and expense reductions	0.73%[3]	0.77%	0.84%	0.88%	0.92%	0.90%
Net investment income (loss)	1.74%[3]	0.96%	1.40%	1.33%	1.07%	0.97%
Portfolio turnover rate	27%	72%	141%	92%	129%	145%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS R	(unaudited)	2004	2003[1]

Net asset value, beginning of period	$8.00	$ 6.88	$6.97

Income from investment operations
Net investment income (loss)	0.06[2]	0.01	0[2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.70	1.11	(0.09)

Total from investment operations	0.76	1.12	(0.09)

Net asset value, end of period	$8.76	$ 8.00	$6.88

Total return	9.50%	16.28%	(1.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 898	$ 434	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.23%[3]	1.28%	0.95%[3]
Expenses including waivers/reimbursements and expense reductions	1.23%[3]	1.28%	0.95%[3]
Net investment income (loss)	1.48%[3]	0.89%	(1.83%)[3]
Portfolio turnover rate	27%	72%	141%

[1] For the period from October 10, 2003 (commencement of class operations), to October 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS 92.6%
CONSUMER DISCRETIONARY 11.5%
Auto Components 1.5%
Autoliv, Inc.	Sweden	63,631	$2,832,743
Compagnie Generale des Etablissements Michelin, Class B	France	144,119	8,727,853
Continental AG	Germany	212,096	15,623,068
Toyota Industries Corp.	Japan	271,800	7,554,997

			34,738,661

Automobiles 0.9%
Renault SA	France	109,004	9,128,658
Toyota Motor Corp.	Japan	312,900	11,393,084

			20,521,742

Hotels, Restaurants & Leisure 1.2%
Hilton Group plc	United Kingdom	3,646,533	19,064,392
Sodexho Alliance SA	France	281,017	9,417,238

			28,481,630

Leisure Equipment & Products 0.3%
Agfa-Gevaert NV	Belgium	157,919	5,149,612
Photo-Me International plc *	United Kingdom	1,171,134	2,128,395

			7,278,007

Media 3.5%
Arnoldo Mondadori Editore SpA	Italy	305,572	3,177,120
Axel Springer Verlag AG	Germany	19,766	2,321,574
Edipresse SA	Switzerland	2,795	1,559,513
Havas SA	France	1,564,975	9,906,854
Lagardere Groupe	France	57,088	4,127,868
Mediaset SpA	Italy	273,893	3,561,995
PagesJaunes SA *	France	263,862	6,313,050
Television Broadcasts, Ltd.	Hong Kong	2,232,000	11,233,185
Toho Co., Ltd.	Japan	274,200	4,340,494
Vivendi Universal *	France	1,113,430	33,074,122

			79,615,775

Multi-line Retail 0.8%
Galeries LaFayette SA	France	19,909	6,021,716
NEXT plc	United Kingdom	442,345	12,539,968

			18,561,684

Specialty Retail 1.9%
Kingfisher plc	United Kingdom	4,592,247	21,655,594
Yamada Denki Co., Ltd.	Japan	477,100	22,950,202

			44,605,796

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.4%
Adidas-Salomon AG	Germany	62,617	$9,703,768
Christian Dior SA	France	241,083	16,815,586
Far Eastern Textile, Ltd.	Taiwan	6,869,000	4,690,180

			31,209,534

CONSUMER STAPLES 10.2%
Beverages 1.9%
Diageo plc	United Kingdom	2,472,132	36,617,635
Ito En, Ltd.	Japan	84,800	4,165,295
Koninklijke Grolsch NV *	Netherlands	101,215	2,999,001

			43,781,931

Food & Staples Retailing 1.0%
Carrefour SA	France	461,426	22,421,279

Food Products 2.9%
Bunge, Ltd.	Bermuda	345,421	19,619,913
Chocoladefabriken Lindt & Sprungli AG	Switzerland	5,504	8,226,053
Ezaki Glico Co., Ltd.	Japan	404,000	3,376,550
Koninklijke Wessanen NV	Netherlands	867,067	11,939,738
Nestle SA	Switzerland	94,483	24,802,000

			67,964,254

Household Products 1.0%
Uni-Charm Corp.	Japan	499,400	22,342,547

Tobacco 3.4%
British American Tobacco plc	United Kingdom	1,552,236	29,068,107
Gallaher Group plc	United Kingdom	875,035	13,646,273
Japan Tobacco, Inc.	Japan	1,827	23,529,453
Swedish Match AB	Sweden	1,031,445	12,168,640

			78,412,473

ENERGY 8.4%
Oil, Gas & Consumable Fuels 8.4%
BP plc	United Kingdom	6,065,648	61,818,302
Eni SpA	Italy	1,103,157	27,701,437
MOL Magyar Olaj-es Gazipari Rt	Hungary	91,730	7,535,964
LUKOIL, ADR *	Russia	33,607	4,554,382
Petroleo Brasileiro SA, ADR	Brazil	497,811	20,873,215
Total SA, Class B	France	318,626	70,698,973

			193,182,273

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS 24.9%
Capital Markets 2.5%
3i Group plc	United Kingdom	1,613,136	$19,719,682
Compagnie Nationale a Portefeuille	Belgium	10,737	2,303,443
Deutsche Bank AG	Germany	287,635	23,498,280
UBS AG	Switzerland	158,603	12,711,625

			58,233,030

Commercial Banks 11.1%
Anglo Irish Bank Corp. plc	Ireland	2,369,766	27,289,087
Bank Austria Creditanstalt AG *	Austria	83,040	7,659,014
BNP Paribas SA	France	322,280	21,232,810
Credit Agricole SA	France	985,176	25,503,819
HBOS plc	United Kingdom	1,052,206	15,558,600
HSBC Holdings plc	United Kingdom	1,165,434	18,638,965
HSBC Holdings plc, ADR	United Kingdom	897,511	14,434,085
Lloyds TSB Group plc	United Kingdom	1,770,652	15,214,020
Mitsubishi Tokyo Financial Group, Inc.	Japan	2,319	20,144,716
OTP Bank, Ltd.	Hungary	337,931	10,393,039
Royal Bank of Scotland Group plc	United Kingdom	1,278,459	38,592,868
Sumitomo Trust & Banking Co., Ltd.	Japan	1,752,000	10,969,868
The Bank of Yokohama, Ltd.	Japan	2,347,000	13,428,340
The Chiba Bank, Ltd.	Japan	2,407,000	14,850,586

			253,909,817

Consumer Finance 2.1%
Nissin Co., Ltd.	Japan	5,336,280	12,067,798
Orix Corp.	Japan	156,400	21,325,969
Takefuji Corp.	Japan	226,910	14,367,293

			47,761,060

Diversified Financial Services 3.0%
Brascan Corp., Class A	Canada	477,717	17,233,735
Groupe Bruxelles Lambert SA	Belgium	194,709	17,544,740
Guoco Group, Ltd.	Bermuda	2,031,000	20,164,393
Pargesa Holdings AG	Switzerland	3,724	14,199,047

			69,141,915

Insurance 4.8%
Allianz AG	Germany	80,063	9,582,560
Amlin plc	United Kingdom	2,898,930	9,362,020
Baloise-Holding AG	Switzerland	150,298	7,684,166

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Catlin Group, Ltd. *	Bermuda	1,018,114	$7,410,554
CNP Assurances	France	216,266	14,676,247
Irish Life & Permanent plc	Ireland	666,916	11,124,958
Mitsui Sumitomo Insurance Co., Ltd.	Japan	963,000	8,769,101
Scor SA *	France	5,012,308	9,909,719
Swiss Reinsurance Co.	Switzerland	487,345	32,302,686

			110,822,011

Real Estate 1.4%
British Land Co. plc	United Kingdom	663,413	10,390,494
IVG Immobilien AG	Germany	720,886	12,433,090
Mitsubishi Estate Co., Ltd.	Japan	893,000	9,595,156

			32,418,740

HEALTH CARE 10.3%
Health Care Equipment & Supplies 1.6%
Smith & Nephew plc	United Kingdom	3,552,422	36,591,050

Pharmaceuticals 8.7%
Astellas Pharma, Inc.	Japan	478,100	17,375,978
Daiichi Pharmaceutical Co., Ltd.	Japan	266,400	6,182,940
Eisai Co., Ltd.	Japan	536,100	17,863,332
GlaxoSmithKline plc, ADR	United Kingdom	2,443,063	61,525,180
Novartis AG	Switzerland	437,733	21,293,546
Roche Holding AG	Switzerland	382,854	46,300,090
Sanofi-Aventis SA	France	258,666	22,901,451
Taisho Pharmaceutical Co., Ltd.	Japan	268,000	5,743,733

			199,186,250

INDUSTRIALS 6.3%
Aerospace & Defense 1.7%
BAE Systems plc	United Kingdom	8,139,541	39,765,234

Airlines 0.5%
Qantas Airways, Ltd.	Australia	4,627,926	11,670,026

Building Products 0.7%
Compagnie de Saint-Gobain SA	France	274,368	15,479,706

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.6%
Buhrmann NV *	Netherlands	225,708	$2,011,791
Ritchie Brothers Auctioneers, Inc.	Canada	232,349	7,902,189
United Services Group NV	Netherlands	96,464	2,973,775

			12,887,755

Construction & Engineering 0.4%
Fomento de Construcciones y Contratas SA	Spain	47,714	2,578,616
Okumura Corp.	Japan	1,042,000	6,457,323

			9,035,939

Electrical Equipment 0.4%
Alstom SA *	France	13,262,577	10,268,373

Industrial Conglomerates 1.0%
Siemens AG	Germany	331,454	24,293,464

Machinery 1.0%
Nabtesco Corp.	Japan	677,000	4,510,592
NGK Insulators, Ltd.	Japan	225,000	2,317,260
Volvo AB, Class B	Sweden	379,043	15,371,737

			22,199,589

INFORMATION TECHNOLOGY 3.4%
Electronic Equipment & Instruments 0.6%
Keyence Corp.	Japan	14,000	3,100,201
Nidec Corp.	Japan	19,100	2,242,336
Onex Corp.	Canada	555,400	8,449,728

			13,792,265

Office Electronics 2.1%
Canon, Inc.	Japan	462,000	24,093,803
Neopost	France	290,483	24,294,047

			48,387,850

Semiconductors & Semiconductor Equipment 0.7%
ATI Technologies, Inc.	Canada	538,045	7,963,066
Samsung Electronics Co., Ltd.	South Korea	15,930	7,308,622

			15,271,688

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 3.8%
Chemicals 2.2%
BASF AG	Germany	76,648	$4,960,565
Imperial Chemical Industries plc	United Kingdom	2,960,569	14,296,996
Lonza Group AG	Switzerland	294,452	17,720,865
Sanyo Chemical Industries, Ltd.	Japan	709,000	5,310,849
Sumitomo Chemical Co., Ltd.	Japan	909,000	4,654,878
Tokuyama Corp.	Japan	467,000	3,565,119

			50,509,272

Construction Materials 1.1%
Cemex SA de CV, ADR	Mexico	455,984	16,415,424
Imerys	France	136,309	9,731,507

			26,146,931

Metals & Mining 0.5%
BHP Billiton, Ltd.	United Kingdom	788,802	9,619,179
Sumitomo Metal Mining Co., Ltd.	Japan	286,000	2,011,973

			11,631,152

TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 4.0%
Cesky Telecom AS	Czech Republic	683,639	12,781,643
Deutsche Telekom *	Germany	1,243,117	23,228,110
France Telecom SA	France	767,088	22,451,596
Nippon Telegraph & Telephone Corp.	Japan	3,042	12,741,353
Telefonica SA	Spain	497,071	8,451,305
Telenor ASA	Norway	1,564,800	13,077,994

			92,732,001

Wireless Telecommunication Services 1.6%
MTN Group, Ltd.	South Africa	194,124	1,379,699
Vodafone Group plc	United Kingdom	13,458,252	35,146,686

			36,526,385

UTILITIES 8.2%
Electric Utilities 3.8%
E.ON AG	Germany	472,662	39,833,662
Enel SpA	Italy	2,004,695	19,022,294
Korea Electric Power Corp.	South Korea	980,860	28,491,843

			87,347,799

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 4.2%
RWE AG	Germany	558,027	$ 33,354,925
Suez SA	France	1,061,284	28,987,341
United Utilities plc	United Kingdom	2,872,588	34,914,858

			97,257,124

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA	Spain	206,224	4,213,687

Total Common Stocks (cost $1,731,628,970)			2,130,597,699

PREFERRED STOCKS 1.4%
HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Fresenius AG	Germany	175,050	20,401,437

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	South Korea	35,779	10,802,736

Total Preferred Stocks (cost $29,413,954)			31,204,173

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $131,102,264)	United States	131,102,264	131,102,264

Total Investments (cost $1,892,145,188) 99.7%			2,292,904,136
Other Assets and Liabilities 0.3%			7,445,979

Net Assets 100.0%			$ 2,300,350,115

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR American Depository Receipt

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2005:

United Kingdom	26.4%
France	18.6%
Japan	15.9%
Germany	10.1%
Switzerland	8.6%
Italy	2.5%
South Korea	2.2%
Bermuda	2.1%
Canada	1.9%
Ireland	1.8%
Sweden	1.4%
Belgium	1.2%
Brazil	1.0%
Netherlands	0.9%
Hungary	0.8%
Mexico	0.8%
Spain	0.7%
Norway	0.6%
Czech Republic	0.6%
Australia	0.5%
Hong Kong	0.5%
Austria	0.4%
Taiwan	0.2%
Russia	0.2%
South Africa	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2005:

Financials	26.4%
Consumer Discretionary	12.0%
Health Care	11.9%
Consumer Staples	10.9%
Energy	8.9%
Utilities	8.7%
Industrials	7.0%
Telecommunication Services	6.0%
Materials	4.1%
Information Technology	4.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,761,042,924)	$2,161,801,872
Investments in affiliates, at value (cost $131,102,264)	131,102,264
Foreign currency, at value (cost $3,234,937)	3,219,891
Receivable for securities sold	8,153,277
Receivable for Fund shares sold	3,323,270
Dividends receivable	11,696,994
Prepaid expenses and other assets	96,833

Total assets	2,319,394,401

Liabilities
Payable for securities purchased	17,449,255
Payable for Fund shares redeemed	1,138,458
Advisory fee payable	77,424
Distribution Plan expenses payable	19,166
Due to other related parties	18,907
Accrued expenses and other liabilities	341,076

Total liabilities	19,044,286

Net assets	$2,300,350,115

Net assets represented by
Paid-in capital	$1,903,459,244
Undistributed net investment income	18,089,505
Accumulated net realized losses on securities, futures contracts and
foreign currency related transactions	(22,046,972)
Net unrealized gains on securities and foreign currency related transactions	400,848,338

Total net assets	$2,300,350,115

Net assets consists of
Class A	$380,195,645
Class B	54,680,645
Class C	65,704,405
Class I	1,798,871,849
Class R	897,571

Total net assets	$2,300,350,115

Shares outstanding (unlimited number of shares authorized)
Class A	43,097,855
Class B	6,357,246
Class C	7,634,446
Class I	202,465,479
Class R	102,504

Net asset value per share
Class A	$8.82
Class A — Offering price (based on sales charge of 5.75%)	$9.36
Class B	$8.60
Class C	$8.61
Class I	$8.88
Class R	$8.76

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,436,241)	$26,768,556
Income from affiliates	468,354

Total investment income	27,236,910

Expenses
Advisory fee	4,564,642
Distribution Plan expenses
Class A	517,145
Class B	264,602
Class C	323,160
Class R	1,826
Administrative services fee	1,098,387
Transfer agent fees	710,518
Trustees’ fees and expenses	15,984
Printing and postage expenses	47,439
Custodian and accounting fees	1,469,419
Registration and filing fees	65,180
Professional fees	18,007
Other	21,000

Total expenses	9,117,309
Less: Expense reductions	(11,734)
Expense reimbursements	(428)

Net expenses	9,105,147

Net investment income	18,131,763

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains on:
Securities	133,608,903
Foreign currency related transactions	2,746,680

Net realized gains on securities and foreign currency related transactions	136,355,583
Net change in unrealized gains or losses on securities and
foreign currency related transactions	30,997,349

Net realized and unrealized gains or losses on securities and foreign
currency related transactions	167,352,932

Net increase in net assets resulting from operations	$185,484,695

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005		Year Ended
	(unaudited)		October 31, 2004

Operations
Net investment income		$18,131,763		$14,637,571
Net realized gains on securities and
foreign currency related transactions		136,355,583		104,344,027
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		30,997,349		139,584,402

Net increase in net assets resulting
from operations		185,484,695		258,566,000

Distributions to shareholders from
Net investment income
Class A		(3,798,701)		(1,948,612)
Class B		(332,862)		(195,350)
Class C		(391,604)		(245,898)
Class I		(23,233,926)		(16,265,507)

Total distributions to shareholders		(27,757,093)		(18,655,367)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	13,714,645	121,916,749	20,917,866	160,821,347
Class B	1,245,793	10,802,518	1,928,156	14,487,296
Class C	1,246,860	10,788,037	2,011,911	15,023,057
Class I	25,142,696	225,547,223	48,191,942	373,928,576
Class R	76,437	664,609	67,225	508,055

		369,719,136		564,768,331

Net asset value of shares issued in
reinvestment of distributions
Class A	396,367	3,436,497	238,757	1,752,742
Class B	29,778	252,516	21,155	151,894
Class C	37,625	319,060	29,387	210,999
Class I	1,256,252	10,954,520	1,117,694	8,237,407

		14,962,593		10,353,042

Automatic conversion of Class B shares
to Class A shares
Class A	166,490	1,487,641	293,717	2,265,868
Class B	(170,655)	(1,487,641)	(300,939)	(2,265,868)

		0		0

Payment for shares redeemed
Class A	(6,149,751)	(54,498,246)	(11,726,084)	(89,948,362)
Class B	(731,333)	(6,328,900)	(1,130,166)	(8,516,843)
Class C	(913,416)	(7,917,012)	(2,299,855)	(17,281,560)
Class I	(13,755,528)	(122,844,582)	(24,388,808)	(189,648,957)
Class R	(28,152)	(250,344)	(13,149)	(102,129)

		(191,839,084)		(305,497,851)

Net increase in net assets resulting from
capital share transactions		192,842,645		269,623,522

Total increase in net assets		350,570,247		509,534,155
Net assets
Beginning of period		1,949,779,868		1,440,245,713

End of period		$2,300,350,115		$1,949,779,868

Undistributed net investment income		$18,089,505		$27,714,835

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC reimbursed other expenses in the amount of $428.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $40,654 from the sale of Class A shares and $51,339 and $2,815 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $654,206,042 and $566,995,536, respectively, for the six months ended April 30, 2005.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,898,689,055. The gross unrealized appreciation and depreciation on securities based on tax cost was $406,806,991 and $12,591,910, respectively, with a net unrealized appreciation of $394,215,081.

As of October 31, 2004, the Fund had $137,968,703 in capital loss carryovers for federal income tax purposes expiring as follows:

2008	2009	2010	2011

$ 10,458,615	$3,968,712	$103,584,773	$ 19,956,603

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC’s opinion, any such liability will not have a material effect on the Fund’s financial position or results of operations.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI)
and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566676 rv2 6/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566676 rv2       6/2005

Evergreen

PRECIOUS METALS FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Precious Metals Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy's transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the

1

LETTER TO SHAREHOLDERS continued

Fed's policy stance as one of less stimulation, rather than more restriction.

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning. Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn't always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Gilman C. Gunn
International Equity Team
Co-Manager

S. Joseph Wickwire, II, CFA
International Equity Team
Co-Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2005.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

6-month return with sales charge	-19.47%	-19.13%	-15.71%	N/A

6-month return w/o sales charge	-14.55%	-14.87%	-14.86%	-14.43%

Average annual return*

1-year with sales charge	-1.14%	-0.84%	3.14%	N/A

1-year w/o sales charge	4.90%	4.16%	4.14%	5.17%

5-year	24.41%	24.81%	24.95%	26.23%

10-year	3.72%	3.78%	3.76%	4.32%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), Financial Times Stock Exchange Gold Mines Index (FTSE Gold Mines) and the Consumer Price Index (CPI).

The S&P 500 and the FTSE Gold Mines are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 854.50	$ 5.89
Class B	$ 1,000.00	$ 851.31	$ 9.09
Class C	$ 1,000.00	$ 851.41	$ 9.09
Class I	$ 1,000.00	$ 855.68	$ 4.51
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.45	$ 6.41
Class B	$ 1,000.00	$ 1,014.98	$ 9.89
Class C	$ 1,000.00	$ 1,014.98	$ 9.89
Class I	$ 1,000.00	$ 1,019.93	$ 4.91

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.28% for Class A, 1.98% for Class B, 1.98% for Class C and 0.98% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 33.54	$ 32.12	$ 17.32	$ 12.38	$ 8.74	$ 11.88

Income from investment operations
Net investment income (loss)	(0.07)	(0.26) [1]	(0.14) [1]	(0.04) [1]	0.15 [1]	0.02 [1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(4.81)	2.60	15.12	5.13	3.53	(3.16)

Total from investment operations	(4.88)	2.34	14.98	5.09	3.68	(3.14)

Distributions to shareholders from
Net investment income	0	(0.92)	(0.18)	(0.15)	(0.04)	0

Net asset value, end of period	$ 28.66	$ 33.54	$ 32.12	$ 17.32	$ 12.38	$ 8.74

Total return [2]	(14.55%)	7.35%	87.03%	41.63%	42.15%	(26.43%)

Ratios and supplemental data
Net assets, end of period (thousands)	$172,856	$203,168	$176,785	$87,373	$57,028	$43,781
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.28% [3]	1.30%	1.44%	1.61%	1.92%	2.16%
Expenses excluding waivers/reimbursements
and expense reductions	1.28% [3]	1.30%	1.44%	1.61%	1.92%	2.16%
Net investment income (loss)	(0.41%) [3]	(0.83%)	(0.62%)	(0.26%)	1.50%	0.16%
Portfolio turnover rate	11%	93%	129%	36%	23%	31%

[1]Net investment income (loss) per share is based on average shares outstanding during the period.
[2]Excluding applicable sales charges
[3]Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 32.35	$ 31.00	$ 16.76	$ 12.05	$ 8.56	$11.72

Income from investment operations
Net investment income (loss)	(0.20)	(0.46) [1]	(0.28) [1]	(0.15) [1]	0.06 [1]	(0.09) [1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(4.61)	2.50	14.60	4.99	3.45	(3.07)

Total from investment operations	(4.81)	2.04	14.32	4.84	3.51	(3.16)

Distributions to shareholders from
Net investment income	0	(0.69)	(0.08)	(0.13)	(0.02)	0

Net asset value, end of period	$ 27.54	$ 32.35	$ 31.00	$ 16.76	$ 12.05	$ 8.56

Total return [2]	(14.87%)	6.62%	85.65%	40.54%	41.08%	(26.96%)

Ratios and supplemental data
Net assets, end of period (thousands)	$36,619	$45,718	$40,385	$24,389	$10,039	$5,895
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.98% [3]	2.00%	2.16%	2.35%	2.67%	2.91%
Expenses excluding waivers/reimbursements
and expense reductions	1.98% [3]	2.00%	2.16%	2.35%	2.67%	2.91%
Net investment income (loss)	(1.11%) [3]	(1.53%)	(1.32%)	(0.93%)	0.63%	(0.80%)
Portfolio turnover rate	11%	93%	129%	36%	23%	31%

[1]Net investment income (loss) per share is based on average shares outstanding during the period.
[2]Excluding applicable sales charges
[3]Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 32.17	$ 30.93	$ 16.74	$ 12.04	$ 8.55	$11.71

Income from investment operations
Net investment income (loss)	(0.19)	(0.46) [1]	(0.29) [1]	(0.13) [1]	0.04 [1]	(0.07) [1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(4.59)	2.48	14.58	4.96	3.47	(3.09)

Total from investment operations	(4.78)	2.02	14.29	4.83	3.51	(3.16)

Distributions to shareholders from
Net investment income	0	(0.78)	(0.10)	(0.13)	(0.02)	0

Net asset value, end of period	$ 27.39	$ 32.17	$ 30.93	$ 16.74	$12.04	$ 8.55

Total return [2]	(14.86%)	6.56%	85.72%	40.49%	41.13%	(26.99%)

Ratios and supplemental data
Net assets, end of period (thousands)	$81,813	$99,082	$71,188	$17,543	$1,634	$ 261
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.98% [3]	2.01%	2.15%	2.33%	2.63%	2.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.98% [3]	2.01%	2.15%	2.33%	2.63%	2.92%
Net investment income (loss)	(1.11%) [3]	(1.53%)	(1.33%)	(0.73%)	0.41%	(0.65%)
Portfolio turnover rate	11%	93%	129%	36%	23%	31%

[1]Net investment income (loss) per share is based on average shares outstanding during the period.
[2]Excluding applicable sales charges
[3]Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000 [2]

Net asset value, beginning of period	$33.26	$31.83	$17.16	$12.24	$ 8.63	$10.42

Income from investment operations
Net investment income (loss)	(0.02)	(0.16) [3]	(0.08) [3]	0.03 [3]	0.30 [3]	0.04 [3]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	(4.78)	2.57	14.97	5.05	3.35	(1.83)

Total from investment operations	(4.80)	2.41	14.89	5.08	3.65	(1.79)

Distributions to shareholders from
Net investment income	0	(0.98)	(0.22)	(0.16)	(0.04)	0

Net asset value, end of period	$28.46	$33.26	$31.83	$17.16	$12.24	$ 8.63

Total return	(14.43%)	7.64%	87.44%	42.02%	42.41%	(17.18%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,180	$2,786	$1,595	$ 403	$ 23	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.98% [4]	1.01%	1.15%	1.34%	1.51%	1.79% [4]
Expenses excluding waivers/reimbursements
and expense reductions	0.98% [4]	1.01%	1.15%	1.34%	1.51%	1.79% [4]
Net investment income (loss)	(0.11%) [4]	(0.54%)	(0.35%)	0.19%	2.47%	0.48% [4]
Portfolio turnover rate	11%	93%	129%	36%	23%	31%

[1]Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2]For the period from February 29, 2000 (commencement of class operations), to October 31, 2000.
[3]Net investment income (loss) per share is based on average shares outstanding during the period.
[4]Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS 88.2%
MATERIALS 88.2%
Metals & Mining 88.2%
Agnico-Eagle Mines, Ltd	Canada	200,165	$2,632,170
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	2,294,047
Amerigo Resources, Ltd. *	Canada	580,400	925,362
AngloGold Ashanti, Ltd	South Africa	153,753	4,918,595
AngloGold Ashanti, Ltd., ADR	South Africa	364,248	11,575,801
Aurizon Mines, Ltd. *	Canada	88,600	99,795
Barrick Gold Corp	Canada	757,259	16,902,021
Barrick Gold Corp. - Canadian Exchange	Canada	33,000	738,161
Bema Gold Corp. *	Canada	2,107,400	4,296,040
Cambior, Inc. *	Canada	1,849,500	3,564,912
Compania de Minas Buenaventura SA, ADR	Peru	492,901	10,523,436
Crystallex International Corp. *	Canada	359,967	1,331,878
Eldorado Gold Corp. *	Canada	3,663,700	8,718,252
First Quantum Minerals, Ltd. *	Canada	414,500	6,822,301
FNX Mining Co., Inc	Canada	226,400	1,542,616
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	116,000	4,020,560
Gabriel Resources, Ltd. *	Canada	430,240	511,906
Gammon Lakes Resources, Inc. *	Canada	681,000	4,110,740
Glamis Gold, Ltd. *	Canada	668,333	9,182,895
Gold Fields, Ltd	South Africa	138,663	1,391,764
Gold Fields, Ltd., ADR	South Africa	776,179	7,722,981
Goldcorp, Inc	Canada	400,233	5,179,015
Goldcorp, Inc., Class A	Canada	850,450	11,002,490
Golden Star Resources, Ltd. *	Canada	826,815	1,943,015
Guinor Gold Corp. *	Canada	5,430,300	4,479,664
Harmony Gold Mining Co., Ltd., ADR	South Africa	296,469	1,858,861
Highland Gold Mining, Ltd., GBP	Canada	37,498	133,651
IAMGOLD Corp	Canada	1,323,000	8,059,522
Impala Platinum Holdings, Ltd	South Africa	70,835	5,893,753
Ivanhoe Mines, Ltd. *	Canada	859,400	5,910,208
Kinross Gold Corp. *	Canada	105,542	564,650
Kinross Gold Corp. - Canadian Exchange *	Canada	1,535,800	8,283,842
Lihir Gold, Ltd. *	Papua New Guinea	3,651,390	2,927,590
Meridian Gold, Inc. *	Canada	571,172	8,704,661
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	4,628,771
Minefinders Corp., Ltd. *	Canada	1,592,900	9,476,283
Miramar Mining Corp. *	Canada	2,311,600	2,071,951
Newcrest Mining, Ltd	Australia	1,750,700	20,313,983
Newmont Mining Corp	United States	337,957	12,832,227
Northern Orion Resources, Inc. *	Canada	1,943,600	4,563,382
Northgate Exploration, Ltd. *	Canada	2,415,900	2,663,680
Novagold Resources, Inc. *	Canada	604,000	4,652,051
Orezone Resources, Inc. *	Canada	777,700	894,475
Placer Dome, Inc	Canada	1,053,825	14,043,198
Randgold Resources, Ltd., ADR	Channel Islands	581,218	6,907,776
Silver Wheaton Corp	Canada	350,000	949,473

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Sino Gold, Ltd. *	Australia	796,733	$997,519
Southern Platinum Corp. *	Canada	629,000	1,282,248
St. Jude Resources, Ltd. *	Canada	642,700	968,613
Wolfden Resources, Inc. *	Canada	184,000	445,150
Yamana Gold, Inc. *	Canada	817,300	2,379,227

Total Common Stocks (cost $241,787,571)			258,837,162

WARRANTS 1.7%
MATERIALS 1.7%
Metals & Mining 1.7%
Chap Mercantile, Inc., expiring 8/5/2009 *	Canada	875,000	291,505
Gabriel Resources, Ltd., expiring 3/31/2007 *	Canada	42,770	9,160
Goldcorp, Inc., expiring 5/30/2007 *	Canada	1,000,000	1,951,297
Nevsun Resources, Ltd., expiring 12/19/2008 *	Canada	100,000	30,512
SouthernEra Resources, Ltd., expiring 11/17/2008 *	Canada	800,000	36,487
St. Jude Resources, Ltd., expiring 11/20/2008 *	Canada	600,000	95,819
Wheaton River Minerals, Ltd., expiring 5/30/2007 *	Canada	1,300,000	2,536,686

Total Warrants (cost $1,337,129)			4,951,466

		Principal
	Country	Amount	Value

YANKEE OBLIGATIONS-CORPORATE 4.6%
MATERIALS 4.6%
Metals & Mining 4.6%
Gold Bullion Securities, Ltd., 0.00%, 04/23/2049 (n)
(cost $12,594,268)	United Kingdom	$ 30,795,600	13,363,306

	Country	Shares	Value

SHORT-TERM INVESTMENTS 5.3%
MUTUAL FUND SHARES 5.3%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $15,678,075)	United States	15,678,075	15,678,075

Total Investments (cost $271,397,043) 99.8%			292,830,009
Other Assets and Liabilities 0.2%			637,626

Net Assets 100.0%			$293,467,635

*	Non-income producing security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

Summary of Abbreviations
ADR American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2005:

Canada	62.0%
South Africa	12.0%
Australia	7.7%
United States	6.1%
United Kingdom	4.8%
Peru	3.8%
Channel Islands	2.5%
Papua New Guinea	1.1%

100.0%

The following table shows portfolio composition as a percent of long-term investments as of April 30, 2005:

Common Stocks	93.7%
Yankee Obligations-Corporate	4.6%
Warrants	1.7%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $255,718,968)	$277,151,934
Investments in affiliates, at value (cost $15,678,075)	15,678,075
Cash	2,508
Receivable for securities sold	3,842,701
Receivable for Fund shares sold	692,326
Dividends receivable	189,314
Prepaid expenses and other assets	70,112

Total assets	297,626,970

Liabilities
Payable for securities purchased	3,385,980
Payable for Fund shares redeemed	678,694
Advisory fee payable	12,838
Distribution Plan expenses payable	13,812
Due to other related parties	3,075
Accrued expenses and other liabilities	64,936

Total liabilities	4,159,335

Net assets	$293,467,635

Net assets represented by
Paid-in capital	$287,407,602
Undistributed net investment loss	(1,164,063)
Accumulated net realized losses on securities and foreign currency related transactions	(14,207,848)
Net unrealized gains on securities and foreign currency related transactions	21,431,944

Total net assets	$293,467,635

Net assets consists of
Class A	$172,855,603
Class B	36,619,046
Class C	81,812,563
Class I	2,180,423

Total net assets	$293,467,635

Shares outstanding (unlimited number of shares authorized)
Class A	6,032,188
Class B	1,329,907
Class C	2,987,114
Class I	76,623

Net asset value per share
Class A	$28.66
Class A - Offering price (based on sales charge of 5.75%)	$30.41
Class B	$27.54
Class C	$27.39
Class I	$28.46

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $88,062)	$1,340,433
Income from affiliates	121,820

Total investment income	1,462,253

Expenses
Advisory fee	874,011
Distribution Plan expenses
Class A	293,188
Class B	213,911
Class C	471,620
Administrative services fee	167,058
Transfer agent fees	347,886
Trustees' fees and expenses	6,293
Printing and postage expenses	23,355
Custodian and accounting fees	149,498
Registration and filing fees	59,922
Professional fees	13,605
Other	3,820

Total expenses	2,624,167
Less: Expense reductions	(1,989)
Expense reimbursements	(63)

Net expenses	2,622,115

Net investment loss	(1,159,862)

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	84,876
Foreign currency related transactions	(31,484)

Net realized gains on securities and foreign currency related transactions	53,392
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(49,989,015)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	(49,935,623)

Net decrease in net assets resulting from operations	$(51,095,485)

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	April 30,2005		Year Ended
	(unaudited)		October 31,2004

Operations
Net investment loss		$ (1,159,862)		$ (3,553,046)
Net realized gains on securities and
foreign currency related transactions		53,392		50,443,624
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(49,989,015)		(26,530,715)

Net increase (decrease) in net assets
resulting from operations		(51,095,485)		20,359,863

Distributions to shareholders from
Net investment income
Class A		0		(5,414,305)
Class B		0		(955,641)
Class C		0		(2,110,647)
Class I		0		(51,499)

Total distributions to shareholders		0		(8,532,092)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	685,745	22,498,145	2,472,819	78,846,438
Class B	165,524	5,151,296	684,831	21,415,803
Class C	378,648	11,980,473	1,911,689	60,184,792
Class I	11,924	394,292	79,346	2,519,119

		40,024,206		162,966,152

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	134,210	4,419,514
Class B	0	0	23,154	739,781
Class C	0	0	49,744	1,580,874
Class I	0	0	1,544	50,282

		0		6,790,451

Automatic conversion of Class B shares
to Class A shares
Class A	29,672	969,412	12,240	362,015
Class B	(30,828)	(969,412)	(12,661)	(362,015)

		0		0

Payment for shares redeemed
Class A	(740,025)	(24,123,700)	(2,066,119)	(65,374,977)
Class B	(218,174)	(6,791,941)	(584,508)	(17,753,596)
Class C	(471,409)	(14,669,498)	(1,183,363)	(36,204,816)
Class I	(19,078)	(630,937)	(47,217)	(1,448,643)

		(46,216,076)		(120,782,032)

Net increase (decrease) in net assets
resulting from capital share transactions		(6,191,870)		48,974,571

Total increase (decrease) in net assets		(57,287,355)		60,802,342
Net assets
Beginning of period		350,754,990		289,952,648

End of period		$ 293,467,635		$ 350,754,990

Undistributed (overdistributed) net
investment loss		$ (1,164,063)		$ (4,201)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Precious Metals Fund (the "Fund") is a non-diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC reimbursed other expenses in the amount of $63.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $43,091 from the sale of Class A shares and $66,918 and $25,552 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $35,109,331 and $58,297,376, respectively, for the six months ended April 30, 2005.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $272,858,539. The gross unrealized appreciation and depreciation on securities based on tax cost was $48,911,317 and $28,939,847, respectively, with a net unrealized appreciation of $19,971,470.

As of October 31, 2004, the Fund had $9,189,513 in capital loss carryovers for federal income tax purposes expiring in 2008.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: NoneFormer Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1]Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3]The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566677 rv2 6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – [Reserved]

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant’s internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:
_______________________

Dennis H. Ferro,
Principal Executive Officer

Date: 6/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________

Dennis H. Ferro,
Principal Executive Officer

Date: 6/30/2005

By:
________________________
Carol A. Kosel
Principal Financial Officer

Date: 6/30/2005